Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Trading Symbol	ck0001452168
Entity Registrant Name	CNL Growth Properties, Inc.
Entity Central Index Key	0001452168

Condensed Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Real estate assets:
Operating real estate assets, net (including VIEs $36,691,468 and $0, respectively)	$ 37,644,006
Construction in process, including land (including VIEs $44,665,596 and $8,380,589, respectively)	47,097,915	8,952,920
Total real estate assets, net	84,741,921	8,952,920
Real estate held for sale	13,225,739	13,817,701
Cash and cash equivalents (including VIEs $734,094 and $49,270, respectively)	14,996,307	18,032,784
Loan costs, net (including VIEs $1,150,324 and $146,698, respectively)	1,260,849	315,930
Other assets (including VIEs $397,400 and $102,101, respectively)	544,084	205,969
Deferred rent (including VIEs $121,789 and $0, respectively)	121,789
Total Assets	114,890,689	41,325,304
Liabilities:
Mortgage and construction notes payable (including VIEs $36,750,983 and $167,680, respectively)	44,479,650	7,178,984
Accrued development costs (including VIEs $7,579,208 and $1,364,406, respectively)	7,579,208	1,364,406
Due to related parties	1,179,810	817,389
Accounts payable and other accrued expenses (including VIEs $147,420 and $0, respectively)	466,105	333,812
Other liabilities (including VIEs $30,658 and $0, respectively)	739,276	184,852
Total Liabilities	54,444,049	9,879,443
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.01 par value per share, authorized and unissued 200,000,000 shares
Common stock, $0.01 par value per share, 1,120,000,000 shares authorized; 7,522,035 and 4,314,917 issued and 7,456,989 and 4,314,917 outstanding, respectively, including 358,669 shares declared as stock distributions and distributed through August 2, 2013	74,570	43,149
Capital in excess of par value	57,058,592	34,457,642
Accumulated deficit	(6,536,182)	(3,412,230)
Total Stockholders' Equity	50,596,980	31,088,561
Noncontrolling interests	9,849,660	357,300
Total Equity	60,446,640	31,445,861
Total Liabilities and Equity	$ 114,890,689	$ 41,325,304

Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Cash and cash equivalents, variable interest entities	$ 734,094	$ 49,270
Loan costs, variable interest entities	1,150,324	146,698
Other assets variable interest entities	397,400	102,101
Mortgage notes payable variable interest entities	36,750,983	167,680
Accrued development costs, variable interest entities	7,579,208	1,364,406
Accounts payable and other accrued expenses, variable interest entities	147,420	0
Other liabilities variable interest entities	30,658	0
Preferred stock, par value per share	$ 0.01	$ 0.01
Preferred stock, shares authorized	200,000,000	200,000,000
Preferred stock, shares unissued	200,000,000	200,000,000
Common stock, par value per share	$ 0.01	$ 0.01
Common stock, shares authorized	1,120,000,000	1,120,000,000
Common stock, shares issued	7,522,035	4,314,917
Common stock, shares outstanding	7,456,989	4,314,917
Common stock, declared as a stock dividends	358,669
Variable Interest Entity
Operating real estate assets, net value variable interest entities	36,691,468	0
Construction in process, including land	44,665,596	8,380,589
Deferred rent, VIEs	$ 121,789	$ 0

Condensed Consolidated Statements Of Operations (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues:
Rental income from operating leases	$ 1,386,226
Total revenues	1,386,226
Expenses:
Property operating expenses	886,573
General and administrative	1,743,619		1,336,383		1,394,462
Acquisition fees and expenses	75,260		27,493		8,517
Asset management fees	105,820
Property management fees	98,450
Depreciation	472,616
Total expenses	3,382,338		1,363,876		1,402,979
Operating loss	(1,996,112)		(1,363,876)		(1,402,979)
Other income:
Interest and other income	929		315
Total other income	929		315
Loss from continuing operations	(1,995,183)		(1,363,561)		(1,402,979)
Loss from discontinued operations	(1,141,304)		(645,690)
Net loss including noncontrolling interests	(3,136,487)		(2,009,251)		(1,402,979)
Net loss from continuing operations attributable to noncontrolling interests	(12,535)
Net loss attributable to common stockholders	$ (3,123,952)		$ (2,009,251)		$ (1,402,979)
Net loss per share of common stock (basic and diluted):
Continuing operations	$ (0.3)		$ (0.36)		$ (0.78)
Discontinued operations	$ (0.17)		$ (0.17)
Net loss per share of common stock	$ (0.47)		$ (0.53)		$ (0.78)
Weighted average number of shares of common stock outstanding (basic and diluted)	6,616,967	[1]	3,794,022	[1]	1,797,751

[1]	For purposes of determining the weighted average number of shares of common stock outstanding, stock distributions issued through August 2, 2013 are treated as if they were outstanding for the full period presented.

Condensed Consolidated Statements Of Equity (USD $)	Total	Common Stock	Capital in Excess of Par Value	Accumulated Deficit	Total Stockholders' Equity	Noncontrolling Interest
Beginning Balance at Dec. 31, 2009	$ 200,000	$ 222	$ 199,778		$ 200,000
Beginning Balance, shares at Dec. 31, 2009		22,222
Subscriptions received for common stock through public offering, shares		1,264,974
Subscriptions received for common stock through public offering	12,595,865	12,650	12,583,215		12,595,865
Stock issuance and offering costs	(1,840,891)		(1,840,891)		(1,840,891)
Stock distributions, shares	33,416	33,416
Stock distributions	334	334	(334)
Net loss	(1,402,979)			(1,402,979)	(1,402,979)
Ending Balance at Dec. 31, 2010	9,551,995	13,206	10,941,768	(1,402,979)	9,551,995
Ending Balance, shares at Dec. 31, 2010		1,320,612
Subscriptions received for common stock through public offering, shares		2,770,413
Subscriptions received for common stock through public offering	27,662,471	27,704	27,634,767		27,662,471
Stock issuance and offering costs	(4,116,654)		(4,116,654)		(4,116,654)
Stock distributions, shares	223,892	223,892
Stock distributions	2,239	2,239	(2,239)
Contributions from noncontrolling interest	357,300					357,300
Net loss	(2,009,251)			(2,009,251)	(2,009,251)
Ending Balance at Dec. 31, 2011	31,445,861	43,149	34,457,642	(3,412,230)	31,088,561	357,300
Ending Balance, shares at Dec. 31, 2011	4,314,917	4,314,917
Subscriptions received for common stock through public offering, shares		2,734,656
Subscriptions received for common stock through public offering	27,298,507	27,346	27,271,161		27,298,507
Redemption of common stock, shares	(65,046)	(65,046)
Redemptions of common stock	(612,207)	(650)	(611,557)		(612,207)
Stock issuance and offering costs	(4,053,929)		(4,053,929)		(4,053,929)
Stock distributions, shares	472,462	472,462
Stock distributions	4,725	4,725	(4,725)
Contributions from noncontrolling interest	9,525,445					9,525,445
Distributions to noncontrolling interests	(20,550)					(20,550)
Net loss	(3,136,487)			(3,123,952)	(3,123,952)	(12,535)
Ending Balance at Dec. 31, 2012	$ 60,446,640	$ 74,570	$ 57,058,592	$ (6,536,182)	$ 50,596,980	$ 9,849,660
Ending Balance, shares at Dec. 31, 2012	7,456,989	7,456,989

Condensed Consolidated Statements Of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities:
Net loss including amounts attributable to noncontrolling interests	$ (3,136,487)	$ (2,009,251)	$ (1,402,979)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,019,223	291,314
Amortization of above- and below-market leases	135,197	28,229
Amortization of lease costs	21,038	1,234
Straight line rent adjustments	(342,275)	(21,441)
Changes in operating assets and liabilities:
Other assets	(96,599)	(80,871)	(22,618)
Due to related parties	357,796	133,396	576,467
Accounts payable and other accrued expenses	125,508	320,177	13,063
Other liabilities	46,709	70,047
Net cash used in operating activities	(869,890)	(1,267,166)	(836,067)
Investing Activities:
Acquisition of properties		(13,985,194)
Development property costs, including land	(69,767,652)	(7,430,247)
Capital expenditures	(656,220)	(4,521)
Payment of lease costs	(281,924)	(12,517)
Net cash used in investing activities	(70,705,796)	(21,432,479)
Financing Activities:
Subscriptions received for common stock through public offering	27,298,507	27,662,471	12,595,865
Stock issuance and offering costs	(4,046,141)	(4,063,225)	(1,789,957)
Redemptions of common stock	(104,494)
Proceeds from mortgage and construction notes payable	37,300,666	7,178,984
Payment of loan costs	(1,221,479)	(361,851)
Contributions from noncontrolling interests	9,332,700	146,588
Distributions to noncontrolling interest	(20,550)
Net cash provided by financing activities	68,539,209	30,562,967	10,805,908
Net Increase (Decrease) in Cash and Cash Equivalents	(3,036,477)	7,863,322	9,969,841
Cash and Cash Equivalents at Beginning of Year	18,032,784	10,169,462	199,621
Cash and Cash Equivalents at End of Year	14,996,307	18,032,784	10,169,462
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest, net of amounts capitalized of approximately $0.8 million, $0.1 million and $0 million, respectively
Amounts incurred but not paid:
Development costs and site improvements	7,579,208	1,364,406
Stock issuance and offering costs	112,151	104,363	50,934
Redemptions of common stock	507,713
Loan costs	6,788
Loan cost amortization capitalized on development properties	285,982	49,656
Liabilities assumed with purchase of real estate		114,806
Noncontrolling interest	192,745	210,712
Stock distributions declared (at par)	$ 4,725	$ 2,239	$ 334

Condensed Consolidated Statements Of Cash Flows (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash paid for interest, amounts capitalized	$ 0.8	$ 0.1	$ 0

Business and Organization	12 Months Ended
Dec. 31, 2012
Business and Organization
1.	Business and Organization

CNL Growth Properties, Inc. (formerly Global Growth Trust, Inc.) was organized in Maryland on December 12, 2008. The term “Company” includes, unless the context otherwise requires, CNL Growth Properties, Inc., Global Growth, LP, a Delaware limited partnership (the “Operating Partnership”), Global Growth GP, LLC, and other subsidiaries of the Company. The Company operates, and has elected to be taxed, as a real estate investment trust (“REIT”) for U.S. federal income tax purposes commencing with its taxable year ended December 31, 2010.

The Company was formed to acquire and operate a portfolio of diverse commercial real estate and real estate-related assets on a global basis. The Company may invest in a range of real estate sectors, including office properties, retail centers, business and industrial parks (including warehouse, manufacturing and distribution facilities), multifamily properties (including student and senior housing), hospitality properties, healthcare properties and self-storage properties, as well as other classifications of commercial real estate property. The Company will focus on acquiring properties with potential for capital appreciation, such as properties to be developed or under development. Based on current domestic and international market conditions and investment opportunities, the Company has focused and expects in the near term to continue to focus on multifamily development properties located in the United States, although we may also acquire properties in other real estate sectors, as well as other classifications of commercial real estate property. In addition, depending on future investment opportunities, the Company may invest up to 30% of its assets in properties located outside of the United States.

The Company is externally advised by CNL Global Growth Advisors, LLC (the “Advisor”) and its property manager is CNL Global Growth Managers, LLC (the “Property Manager”), each of which is a Delaware limited liability company and a wholly owned affiliate of CNL Financial Group, LLC, the Company’s sponsor. CNL Financial Group, LLC is an affiliate of CNL Financial Group, Inc. (“CNL”). The Advisor is responsible for managing the Company’s affairs on a day-to-day basis and for identifying and making acquisitions and investments on behalf of the Company pursuant to an advisory agreement between the Company, the Operating Partnership and the Advisor. Substantially all of the Company’s acquisition, operating, administrative and certain property management services are provided by sub-advisors to the Advisor and sub-property managers to the Property Manager. The Company’s Advisor has subcontracted with CNL Global Growth Sub-Advisors, LLC, Macquarie Infrastructure and Real Assets, Inc. (“MIRA”) and MGPA Advisory (Singapore) Pte (“MGPA Advisory”) to perform substantially all of these functions as sub-advisors. In addition, certain unrelated sub-property managers have been engaged by the Company to provide certain property management services.

On October 20, 2009, the Company commenced its initial public offering of up to $1.5 billion of shares of common stock (150 million shares of common stock at $10.00 per share) (the “Offering”) pursuant to a registration statement on Form S-11 under the Securities Act of 1933, as amended. As of December 31, 2012, the Company had received aggregate offering proceeds of approximately $67.6 million.

On October 5, 2012, the Company filed a registration statement on Form S-11 (Registration No. 333-184308) with the Securities and Exchange Commission (the “SEC”) in connection with the proposed offering of up to $200 million in shares of common stock, including shares to be issued pursuant to its distribution reinvestment plan (the “Follow-On Offering”). In conjunction with filing the Follow-On Offering, the Company extended its current Offering to the earlier of the date the Follow-On Offering is declared effective or April 7, 2013. As of the date of this filing, the registration statement for the Follow-On Offering has not been declared effective by the SEC.

As of December 31, 2012, the Company owned interests in six multifamily development joint ventures located in the United States. As of December 31, 2012, construction has been completed relating to one of the development properties and the other five were at various stages of completion, with scheduled completion dates ranging from the first quarter of 2013 to the third quarter of 2014. In addition, the Company owned 100% of a multi-tenant, three-building office complex which is classified as held for sale due to the Company’s determination to pursue the sale of the property in the second quarter of 2013.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

Consolidation and Variable Interest Entities – The accompanying consolidated financial statements include the accounts of the Company and its subsidiaries over which it has control. All intercompany accounts have been eliminated in consolidation. In accordance with the guidance for the consolidation of a variable interest entity (“VIE”), the Company analyzes its variable interests, including loans, leases, guarantees, and equity investments, to determine if the entity in which it has a variable interest is a VIE. The Company’s analysis includes both quantitative and qualitative reviews. The Company bases its quantitative analysis on the forecasted cash flows of the entity, and its qualitative analysis on its review of the design of the entity, its organizational structure including decision-making ability and financial agreements. The Company also uses its quantitative and qualitative analyses to determine if it is the primary beneficiary of the VIE, and if such determination is made, it includes the accounts of the VIE in its consolidated financial statements. In accordance with the guidance for noncontrolling interests in consolidated financial statements, references in this report to net loss do not include noncontrolling interests in the Company’s VIE’s, which the Company reports separately.

Other Comprehensive Income (Loss) – The Company has no items of other comprehensive income (loss) in the periods presented and therefore, has not included other comprehensive income (loss) or total comprehensive income (loss) in the accompanying consolidated financial statements.

Use of Estimates – The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements, the reported amounts of revenues and expenses during the reporting periods, and the disclosures of contingent liabilities. For example, significant estimates and assumptions are made in connection with the allocation of purchase price and the analysis of real estate impairments. Actual results could differ from those estimates.

Real Estate – Upon the acquisition of operating properties, the Company estimates the fair value of acquired tangible assets (consisting of land, building and improvements, and tenant improvements) and identifiable intangible assets (consisting of above- and below-market leases and in-place leases), and allocates the purchase price to the assets acquired and liabilities assumed. In estimating the fair value of the tangible and intangible assets acquired, the Company considers information obtained about each property as a result of its due diligence and utilizes various valuation methods, such as estimated cash flow projections using appropriate discount and capitalization rates, estimates of replacement costs net of depreciation and available market information.

The fair value of the tangible assets of an acquired leased property is determined by estimating the value of the property as if it were vacant, and the “as-if-vacant” value is then allocated to land, building and improvements based on the determination of the fair values of the assets.

Above- and below-market lease intangibles are recorded based on the present value of the difference between the contractual rents to be paid pursuant to the lease and management’s estimate of the fair market lease rates for each in-place lease. The purchase price is further allocated to in-place lease intangibles based on management’s evaluation of the specific characteristics of the acquired lease. Factors considered include estimates of carrying costs during hypothetical expected lease-up periods, including estimates of lost rental income during the expected lease-up periods, and costs to execute similar leases such as leasing commissions, legal and other related expenses.

Most of the Company’s leases at its office buildings involve some form of improvements to leased space. When the Company is required to provide improvements under the terms of a lease, the Company determines whether the improvements constitute landlord assets or tenant assets. If the improvements are landlord assets, the Company capitalizes the cost of the improvements and recognizes depreciation expense associated with such improvements over the term of the lease. If the improvements are tenant assets, the Company defers the cost of improvements funded by the Company as a lease incentive asset and amortizes it over the lease term as a reduction of rental income.

In determining whether improvements constitute landlord or tenant assets, the Company considers numerous factors that may require subjective or complex judgments, including: whether the improvements are unique to the tenant or reusable by other tenants; whether the tenant is permitted to alter or remove the improvements without the Company’s consent or without compensating the Company for any lost fair value; whether the ownership of the improvements remains with the Company or remains with the tenant at the end of the lease term; and whether the economic substance of the lease terms is properly reflected.

Buildings and improvements are depreciated on the straight-line method over their estimated useful lives, which generally are 39 and 15 years, respectively. Tenant improvements are depreciated on the straight-line method over the shorter of the useful life of the assets or the term of the lease.

Expenditures for maintenance and repairs are charged to operations as incurred. Significant renovations and replacements, which improve and extend the life of the asset, are capitalized.

Real Estate Held for Sale – Real estate that is classified as held for sale consists of property that the Company intends to sell. Once the Company determines that an asset is held for sale, it discontinues recording depreciation, amortization and the straight-line rent adjustments, and the asset is recorded at the lower of net carrying value or fair value (less costs to sell). The Company classifies its operations of real estate held for sale as discontinued operations.

Real Estate Under Development – The Company records acquisition and development costs of properties under development at cost, including acquisition fees and expenses incurred. The cost of real estate under development includes direct and indirect costs of development, including interest and miscellaneous costs incurred during the development period until the project is substantially complete and available for occupancy. In addition, during active development, all operating expenses related to the project, including property expenses such as real estate taxes, are capitalized rather than expensed and incidental revenue is recorded as a reduction of capitalized project (i.e., construction) costs. Preleasing costs are expensed as incurred.

Capitalized Interest – The Company capitalizes interest as a cost of development using the weighted average interest rate of the Company’s total outstanding indebtedness and based on its weighted average expenditures for its development properties for the period. Capitalization of interest for a particular development project ceases when the project is substantially complete and ready for occupancy. During the years ended December 31, 2012 and 2011, the Company incurred interest expense and loan cost amortization of approximately $1.2 million and $0.1 million, respectively, all of which was capitalized according to this policy.

Impairment of Real Estate Assets – Real estate assets are reviewed on an ongoing basis to determine whether there are any indicators, including property operating performance and general market conditions, that the value of the real estate properties (including any related amortizable intangible assets or liabilities) may be impaired. To assess if a property value is potentially impaired, management compares the estimated current and projected undiscounted cash flows, including estimated net sales proceeds, of the property over its remaining useful life to the net carrying value of the property. Such cash flow projections consider factors such as expected future operating income, trends and prospects, as well as the effects of demand, competition, and other factors. In the event that the carrying value exceeds the undiscounted operating cash flows, the Company would recognize an impairment provision to adjust the carrying value of the asset to the estimated fair value of the property.

Cash and Cash Equivalents – Cash and cash equivalents consist of cash on hand and highly liquid investments purchased with original maturities of three months or less.

As of December 31, 2012, the Company’s cash deposits exceeded federally insured amounts. However, the Company continues to monitor the third-party depository institutions that hold the Company’s cash, primarily with the goal of safety of principal. The Company attempts to limit cash investments to financial institutions with high credit standing; therefore, the Company believes it is not exposed to any significant credit risk on cash.

Intangible Assets – Amortization of intangible assets is computed using the straight-line method of accounting over the respective lease term or estimated useful life. Above-market or below-market lease intangibles are amortized to rental income over the estimated remaining term of the respective leases including consideration of any renewal options on below-market leases. In-place lease intangibles are amortized over the remaining terms of the respective leases. If a lease were to be terminated prior to its scheduled expiration, all unamortized costs relating to that lease will be expensed. Intangible assets are evaluated for impairment on an annual basis or upon a triggering event. All intangible assets relate to the Gwinnet Center and have been included in real estate assets held for sale.

Rental Income from Operating Leases – Rental income related to leases is recognized on an accrual basis when due from residents or commercial tenants, on a monthly basis. Rental revenues for leases with uneven payments are recognized on a straight-line basis over the term of the lease.

Tenant Reimbursement Income – Tenant reimbursement income represents amounts tenants are required to reimburse the Company in accordance with the terms of the leases and is recognized in the period in which the related expenses are incurred. All tenant reimbursement income relates to the Gwinnet Center and has been included in loss from discontinued operations.

Acquisition Fees and Expenses – Acquisition fees and expenses, including investment services fees and expenses associated with transactions deemed to be business combinations, are expensed as incurred. Acquisition fees and expenses associated with making loans and with transactions deemed to be an asset purchase are capitalized. The Company incurred approximately $2.2 million in acquisition fees and expenses during the year ended December 31, 2012, including approximately $2.1 million, which have been capitalized as part of the costs of the properties under development. During the year ended December 31, 2011, the Company incurred approximately $0.5 million in acquisition fees and expenses, most of which related to the acquisition of the Gwinnett Center, which have been included in loss from discontinued operations.

Loan Costs – Financing costs paid in connection with obtaining debt are deferred and amortized over the estimated life of the debt using the effective interest rate method. As of December 31, 2012 and 2011, accumulated amortization of loan costs was approximately $0.3 million and $0.05 million, respectively.

Deferred Leasing Costs – The Company defers costs that it incurs to obtain new tenant leases or extend existing tenant leases and classifies these costs as intangible assets, net of accumulated amortization. The Company amortizes these costs evenly over the lease term. If a lease is terminated early, the Company will expense any applicable unamortized deferred leasing costs.

Income Taxes – The Company has elected and qualified as a REIT under Sections 856 through 860 of the Internal Revenue Code of 1986, as amended, and related regulations beginning with the year ended December 31, 2010. As a REIT, the Company generally is subject to federal corporate income taxes on undistributed income.

As a REIT, the Company may be subject to certain state and local taxes on its income and property, and U.S. federal income and excise taxes on its undistributed income. The Company may also be subject to foreign taxes on investments outside the U.S. based on the jurisdictions in which the Company conducts business.

As a REIT and to the extent it distributes all its taxable income, the Company will not have any federal income tax liability. As of December 31, 2012, the Company had net operating loss carryforwards of approximately $2.8 million which will begin to expire in 2030. The Company does not believe these net operating losses will be realized in the future. The Company analyzed its tax positions and determined that it has not taken any uncertain tax positions. The tax years 2009 through 2012 remain subject to examination by taxing authorities.

Net Loss per Share – Net loss per share was calculated based upon the weighted average number of shares of common stock outstanding during the periods in which the Company was operational. For purposes of determining the weighted average number of shares of common stock outstanding, stock distributions are treated as if they were issued and outstanding as of the beginning of each period presented. Therefore, the weighted average number of shares outstanding for the years ended December 31, 2012, 2011 and 2010 has been revised to include stock distributions declared and issued through August 2, 2013, as if they were outstanding as of the beginning of each period presented.

Reclassification – Certain amounts in the prior years’ consolidated financial statements have been reclassified to conform to current year presentation with no effect on previously reported net loss or stockholders’ equity.

Segment Information – Operating segments are components of an enterprise for which separate financial information is available and is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and assess performance. The Company has determined that it operates in one business segment, real estate ownership. Accordingly, the Company does not report more than one segment.

Redemptions – Under the Company’s stock redemption plan, a stockholder’s shares are deemed to have been redeemed as of the date that the Company accepts the stockholder’s request for redemption. From and after such date, the stockholder by virtue of such redemption is no longer entitled to any rights of a stockholder in the Company, and the Company records the related obligation to make payment for the shares, which is required to occur within 30 days of the end of the month. Shares redeemed are retired and not available for reissue.

Fair Value Measurements – GAAP emphasizes that fair value is a market-based measurement, not an entity-specific measurement. Therefore, a fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability. GAAP requires the use of observable market data, when available, in making fair value measurements. Observable inputs are inputs that the market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. As a basis for considering market participant assumptions in fair value measurements, GAAP establishes a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within Levels 1 and 2 of the hierarchy) and the reporting entity’s own assumptions about market participant assumptions (unobservable inputs classified within Level 3 of the hierarchy). The three levels of inputs used to measure fair value are as follows:

•	Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access.

•	Level 2 – Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3 – Unobservable inputs for the asset or liability, which are typically based on the Company’s own assumptions, as there is little, if any, related market activity.

When market data inputs are unobservable, the Company utilizes inputs that it believes reflect the Company’s best estimate of the assumptions market participants would use in pricing the asset or liability. When inputs used to measure fair value fall within different levels of the hierarchy, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to the fair value measurement.

Adopted Accounting Pronouncements — In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” Effective January 1, 2012, the Company adopted this ASU. The adoption of this update did not have a material impact on the Company’s financial position, results of operations or cash flows.

Recent Accounting Pronouncements — In December 2011, the FASB issued ASU No. 2011-10, “Property, Plant, and Equipment (Topic 360): Derecognition of In Substance Real Estate—a Scope Clarification.” This update clarified the guidance in subtopic 360-20 as it applies to the derecognition of in substance real estate when the parent ceases to have a controlling financial interest in a subsidiary that is in substance real estate because of a default by the subsidiary on its nonrecourse debt. The amendments in this update are effective for fiscal years, and interim periods within those years, beginning on or after June 15, 2012. The Company does not believe adoption of this update will have a material impact on the Company’s financial position, results of operations or cash flows.

Acquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions
3.	Acquisitions

During the year ended December 31, 2012, the Company acquired an ownership interest in five consolidated joint ventures, each of which was developing one of the following properties:

Property Name and Location	Type	Date Acquired	Ownership Interest (1)	Number of Units Upon Completion (Unaudited)	Development Budget (in millions (Unaudited) (2)	Equity Commitment by Company (in millions) (3)	Mortgage/ Construction Loan (in millions)
Whitehall Property Charlotte, NC (4)	Class A Multifamily Development	02/24/12	95%	298 units	$29.7	$7.1	$22.3
Crosstown Property Tampa, FL (5)	Class A Multifamily Development	03/27/12	60%	344 units	37.1	6.2	26.7
Circle Alexander Village Property Charlotte, NC (5)	Class A Multifamily Development	11/27/12	60%	320 units	33.6	5.2	25.0
Aura Castle Hills Property Lewisville, TX (5)	Class A Multifamily Development	11/30/12	54%	316 units	34.9	5.7	24.4
Aura Grand Corner Property Katy, TX (5)	Class A Multifamily Development	12/20/12	90%	291 units	31.8	9.3	21.5

					$167.1	$33.5	$119.9

FOOTNOTES:

(1)	In accordance with the joint venture agreements, operating cash flow will generally be distributed to the Company and the co-venture partner on a pro rata basis. Proceeds from a capital event, such as a sale of the properties, will be distributed pro rata until the members receive a specified minimum return on their invested capital and the return of their invested capital; thereafter, the co-venture partner will receive a disproportionately higher share of any remaining sale proceeds at varying levels based on the Company having received certain minimum threshold returns.
(2)	The development budgets of the multifamily development properties include the cost of the land, construction costs, development fees, financing costs, start-up costs and initial operating deficits of the respective properties. An affiliate of each co-venture partner serves as developer of the respective development project and coordinates and supervises the management and administration of the development and construction. Each developer is responsible for any cost overruns beyond the approved development budget for the applicable project and an affiliate of each co-venture partner is providing a one year construction warranty for the applicable projects.
(3)	Equity commitment by Company excludes amounts to be funded by the Company’s co-venture partners. As of December 31, 2012, the Company had funded approximately $30.0 million of its equity commitments.
(4)	Construction is scheduled to be completed in the second quarter of 2013. The purchase price of the land related to the Whitehall Property was $2.9 million.
(5)	The following presents information on the Company’s other multifamily properties that were under development as of December 31, 2012:

Name	Purchase Price of Land (in millions)	Development Budget (in millions)	Estimated Completion Date
Crosstown Property	$4.4	$37.1	Q4 2013
Circle Alexander Village Property	2.4	33.6	Q2 2014
Aura Castle Hills Property	4.5	34.9	Q2 2014
Aura Grand Corner Property	3.0	31.8	Q3 2014

	$14.3	$137.4

During the year ended December 31, 2011, the Company acquired two real estate assets, including one property through a consolidated joint venture.

Property Name and Location	Type	Date Acquired	Ownership Interest	Number of Units Upon Completion or Square Feet (Unaudited)	Development Budget or Purchase Price (in (Unaudited) (2)	Equity Commitment by Company (in millions)	Mortgage/ Construction Loan (in millions)
Long Point Property Mount Pleasant, SC (3)	Class A Multifamily Development	05/20/11	95%	258 units	$28.6	$6.8	$21.4
Gwinnett Center Duluth, GA (4)	Multi-tenant three building office complex	10/17/11	100%	263,742 sq ft	14.1	7.1	11.2

						$13.9	$32.6

FOOTNOTES:

(1)	In accordance with the joint venture agreement, operating cash flow will generally be distributed to the Company and the co-venture partner on a pro rata basis. Proceeds from a capital event, such as a sale of the properties, will be distributed pro rata until the members receive a specified minimum return on their invested capital and the return of their invested capital; thereafter, the co-venture partner will receive a disproportionately higher share of any remaining sale proceeds at varying levels based on the Company having received certain minimum threshold returns.
(2)	The development budget of the multifamily development property includes the cost of the land, construction costs, development fees, financing costs, start-up costs and initial operating deficits of the property. An affiliate of the co-venture partner serves as developer of the development project and coordinates and supervises the management and administration of the development and construction. The developer is responsible for any cost overruns beyond the approved development budget for the project and an affiliate of the co-venture partner is providing a one year construction warranty for the project.
(3)	The Long Point Property became fully operational in November 2012. The purchase price of the land related to the Long Point Property was $3.6 million.
(4)	Gwinnett Center is a three office building complex that was a lender owned, or “REO” property, which the Company was able to acquire at a substantial discount to its replacement cost. Due to continuing trends and favorable market conditions in multifamily development, and the Company’s increasing focus on multifamily development, the Company decided to pursue a potential sale of the Gwinnett Center during the second quarter of 2013; therefore, Gwinnett Center has been classified as held for sale, and its operating results presented as discontinued operations in the accompanying financial statements.

The following summarizes the Company’s allocation of the purchase price for Gwinnett Center, and the estimated fair values of the assets acquired and liabilities assumed:

Assets
Land and land improvements	$3,020,000
Buildings and improvements	7,930,000
Tenant improvements	220,000
Lease intangibles (1)	2,930,000
Liabilities
Security deposits	(114,806)

Net assets acquired	$13,985,194

FOOTNOTE:

(1)	The weighted-average amortization period on the acquired lease intangibles as of the acquisition date was 2.6 years.

Variable Interest Entities	12 Months Ended
Dec. 31, 2012
Variable Interest Entities
4.	Variable Interest Entities

The Company has entered into six separate joint venture arrangements in connection with the development and ownership of its multifamily properties. In connection therewith, the Company determined that each of the joint ventures in which it has invested is a VIE because it believes there is insufficient equity at risk due to the development nature of each venture. As a result of rights held under each of the respective agreements, the Company has determined that it is the primary beneficiary of these VIEs and holds a controlling financial interest in the ventures due to the Company’s authority to direct the activities that most significantly impact the economic performance of the entities, as well as its obligation to absorb the losses and its right to receive benefits from the ventures that could potentially be significant to the entity. As such, the transactions and accounts of the six joint ventures are included in the accompanying consolidated financial statements. The creditors of the VIEs do not have general recourse to the Company.

Real Estate Assets	12 Months Ended
Dec. 31, 2012
Real Estate Assets
5.	Real Estate Assets

As of December 31, 2012 and 2011, real estate assets consisted of the following:

	December 31, 2012	December 31, 2011
Operating real estate assets:
Land and land improvements	$7,929,051	$—
Buildings and improvements	26,507,235	—
Furniture, fixtures and equipment	3,680,334	—
Less: accumulated depreciation	(472,614)	—

Operating real estate assets, net	37,644,006	—
Construction in process, including land	47,097,915	8,952,920

Total real estate, net	$84,741,921	$8,952,920

For the years ended December 31, 2012 and 2011, depreciation expense on the Company’s real estate assets was approximately $0.5 million and $0, respectively

Real Estate Held for Sale	12 Months Ended
Dec. 31, 2012
Real Estate Held for Sale
6.	Real Estate Held for Sale

In 2011, the Company acquired the Gwinnett Center, a three building office complex that was a lender owned, or “REO” property, at a considerable discount with the investment objective of increasing net operating income through the lease-up of existing vacancies and repositioning of the property. As of June 30, 2013, due to continuing trends and favorable market conditions in multi-family development, and the Company’s increasing focus on multi-family development, the Company decided to pursue a potential sale of the Gwinnett Center. When the Company establishes its intent to sell a property, all operating results relating to the property and the ultimate gain or loss on disposition of the property are treated as discontinued operations for all periods presented. These financial statements reflect reclassifications of rental related income, interest expense and other categories from net income (loss) from continuing operations to income (loss) from discontinued operations.

As of December 31, 2012 and 2011, real estate held for sale consisted of the following:

	December 31, 2012	December 31, 2011
Land and land improvements	$3,034,189	$3,020,000
Buildings and improvements	7,996,278	7,930,000
Tenant improvements	514,128	224,521
Furniture, fixtures and equipment	238,395	—
Less: accumulated depreciation and amortization	(400,692)	(48,304)

Operating real estate held for sale	11,382,298	11,126,217
Lease intangibles, net	1,643,482	2,731,323
Deferred rent	241,927	21,441
Other liabilities	(41,968)	(61,280)

Total real estate held for sale	$13,225,739	$13,817,701

The following table is a summary of losses from discontinued operations for the years ended December 31, 2012 and 2011:

	Year Ended December 31,
	2012	2011	2010
Revenues	$1,936,607	$391,714	$—
Expenses	(1,531,304)	(744,856)	—
Depreciation and amortization	(1,546,607)	(292,548)	—

Loss from discontinued operations	$(1,141,304)	$(645,690)	$—

Indebtedness	12 Months Ended
Dec. 31, 2012
Indebtedness
7.	Indebtedness

The following table provides details of the Company’s indebtedness as of December 31, 2012:

Property and Related Loan	Outstanding Principal Balance (in millions)		Interest Rate	Payment Terms	Maturity Date(1)(17)	Collateral (in millions)
Long Point Property Mortgage Construction Loan(1)(2)	$21.2	(3)	LIBOR plus 2.5%, adjusted monthly, with an all-in interest rate floor of 3.25% per annum	Monthly interest only payments through 5/20/14. If extended, then P&I monthly installments calculated based on a 30-year amortization	05/20/14 (plus two additional 12-month extensions)	$28.8
Gwinnett Center Mortgage Loan(4)	7.7	(5)	Variable adjusted to the greater of (i) 4.95% or (ii) LIBOR+ 3.50% per annum(6)	Monthly interest only payments through 10/17/14. If extended for 2 years, then monthly installments of $17,050 P&I, until maturity.	10/17/14 (plus one additional 24- month extension)	$11.4
Whitehall Property Mortgage Construction Loan(1)(7)	12.2	(8)	LIBOR+ 2.25% per annum, adjusted monthly	Monthly interest only payments through 2/24/15. If extended, then P&I monthly installments calculated based on a 30-year amortization	2/24/15 (plus two additional 12-month extensions)	$23.6
Crosstown Property Mortgage Construction Loan (1)(9)	3.4	(10)	LIBOR plus 2.5%, adjusted monthly	Monthly interest only payments through 3/27/15. If extended, then P&I monthly installments calculated based on a 30-year amortization	3/27/15 (plus two additional 12-month extensions)	$16.5
Circle Alexander Village Property Mortgage Construction Loan (1)(11)	—	(12)	LIBOR plus 2.5%, adjusted monthly	Monthly interest only payments through 11/27/15. If extended, then P&I monthly installments calculated based on a 30-year amortization	11/27/15 (plus two additional 12-month extensions)	$4.1
Aura Castle Hills Property Mortgage Construction Loan (1)(13)	—	(14)	LIBOR plus 2.6%, adjusted monthly	Monthly interest only payments through 11/30/15. If extended, then P&I monthly installments calculated based on a 30-year amortization	11/30/15 (plus two additional 12 - month extensions)	$7.0
Aura Grand Corner Property Mortgage Construction Loan (1)(15)	—	(16)	Lender’s prime rate or LIBOR plus 2.75%, adjusted monthly	Monthly interest only payments through 12/20/15. If extended, then P&I monthly installments calculated based on a 30-year amortization	12/20/15 (plus two additional 12- month extensions)	$4.7

Total	$44.5					$96.1

FOOTNOTES:

(1)	The borrower is the joint venture formed to acquire and develop each Property. The construction loan is recourse against each respective joint venture.
(2)	Principals of an affiliate of the Company’s co-venture partner have guaranteed the full amount of the loan. The loan may be prepaid in whole, but not in part, without penalty.
(3)	The principal amount available for construction draws under the loan is $21.4 million.
(4)	The borrower is a subsidiary of the Company’s operating partnership. The loan may be prepaid in full or in part at any time without penalty.
(5)	The total principal amount of the loan available for borrowing is $11.2 million. At the closing of the acquisition of Gwinnett Center, a portion of the purchase price was funded from a $7.0 million draw on the loan. The remaining funds available under the loan of approximately $3.5 million are expected to be used to fund capital improvements and future leasing commissions and tenant improvements for leases meeting certain requirements.

(6)	The interest rate is subject to reduction to the greater of (i) 4.20% or (ii) LIBOR plus 3.50% per annum if a minimum debt service coverage ratio is attained. The interest rate is also subject to an increase of 0.30% if the Company maintains less than $0.8 million in a deposit account with the lender.
(7)	Certain affiliates of the Company’s co-venture partner have guaranteed the loan, subject to their liability being reduced (i) to 50% at the time a certificate of occupancy for the project is issued and (ii) thereafter to 30% upon certain debt covenants of the loan being achieved. The loan may be prepaid in whole, but not in part, without penalty.
(8)	The principal amount available for certain development costs and construction costs under the loan is $22.3 million.
(9)	Certain affiliates of the Company’s co-venture partner have provided the lender with a completion guaranty for the project and a 50% repayment guarantee for the principal amount of the loan. During the term of the construction loan, the repayment guarantee may be reduced to between 35% and 15% of the principal amount of the loan if certain conditions are met. The loan may be prepaid in whole, but not in part, without penalty.
(10)	The principal amount available for certain development costs and construction costs under the loan is $26.7 million.
(11)	The loan may be prepaid in full or in part at any time without fee, premium or penalty. Loan extensions are subject to certain conditions and the payment of a loan extension fee. The construction loan requires commencement of construction within 90 days, and completion within two years of the closing of the construction loan. The loan is secured by the Circle Alexander Property and all improvements constructed thereon. Certain affiliates of the Company’s co-venture partner have provided the lender with completion and repayment guarantees.
(12)	The principal amount available for certain development costs and construction costs under the loan is $25.0 million.
(13)	With advance notice, the loan may be prepaid in full or in part, subject to required break funding payments. Loan extensions are subject to certain conditions and the payment of a fee. The construction loan is secured by the Aura Castle Hills Property and all improvements constructed thereon. An affiliate of the Company’s co-venture partner has provided the lender with completion and repayment guarantees.
(14)	The principal amount available for certain development costs and construction costs under the loan is $24.4 million.
(15)	With advance notice, the loan may be prepaid in full or in part, but not without penalty. Loan extensions are subject to certain conditions and the payment of a fee. The construction loan is secured by the Aura Grand Corner Property and all improvements constructed thereon. An affiliate of the Company’s co-venture partner has provided the lender with completion and repayment guarantees.
(16)	The principal amount available for certain development costs and construction costs under the loan is $21.5 million.
(17)	Represents the initial maturity date. The maturity date may be extended beyond the date shown.

Certain of the Company’s loan documents contain customary affirmative, negative and financial covenants, including, debt service coverage ratio, interest coverage ratio, loan to value ratio and liquidation compliance. These covenant requirements are effective after the respective property is operational.

Maturities of indebtedness for the next five years and thereafter, in aggregate, assuming the terms of the loans are not extended, were the following as of December 31, 2012:

2013	$—
2014	28,972,744
2015	15,506,906
2016	—
2017	—
Thereafter	—

$44,479,650

The estimated fair market value and carrying value of the Company’s debt were approximately $44.9 million and $44.5 million, respectively, as of December 31, 2012. As of December 31, 2011, the estimated fair market value of the Company’s debt approximated its carrying value of $7.2 million. The estimated fair market value of the Company’s debt was determined based upon then-current rates and spreads the Company would expect to obtain for similar borrowings. Because this methodology includes inputs that are less observable by the public and are not necessarily reflected in active markets, the measurement of the estimated fair values related to the Company’s mortgage and construction notes payable are categorized as Level 3 on the three-level valuation hierarchy used for GAAP. The estimated fair values of accounts payable and accrued expenses approximated the carrying values as of December 31, 2012 and 2011 because of the relatively short maturities of the obligations.

Related Party Arrangements	12 Months Ended
Dec. 31, 2012
Related Party Arrangements
8.	Related Party Arrangements

The Company is externally advised and has no direct employees. Certain directors and officers hold similar positions with CNL Securities Corp., the managing dealer of the Offering and a wholly owned subsidiary of CNL (the “Managing Dealer”), the Advisor and their affiliates. In connection with services provided to the Company, affiliates are entitled to the following fees:

Managing Dealer – The Managing Dealer receives selling commissions and marketing support fees of up to 7% and 3%, respectively, of gross offering proceeds for shares sold in the Company’s Offering, excluding shares sold pursuant to the Company’s distribution reinvestment plan, all or a portion of which may be paid to participating broker dealers by the Managing Dealer.

Advisor – The Advisor and certain affiliates are entitled to receive fees and compensation in connection with the acquisition, management and sale of the Company’s assets, as well as the refinancing of debt obligations of the Company or its subsidiaries. In addition, the Advisor and its affiliates are entitled to reimbursement of actual costs incurred on behalf of the Company in connection with the Company’s organizational, offering, acquisition and operating activities. Pursuant to the advisory agreement, the Advisor receives investment services fees equal to 1.85% of the purchase price of properties for services rendered in connection with the selection, evaluation, structure and purchase of assets. For development properties, the Company pays the investment services fee to the Advisor based upon the estimated budget for the development project. Upon completion of the project, the Company trues up the investment services fee based upon actual amounts spent. In addition, the Advisor is entitled to receive a monthly asset management fee of 0.08334% of the real estate asset value (as defined in the advisory agreement) of the Company’s properties, including its proportionate share of properties owned through joint ventures, as of the end of the preceding month.

The Advisor will also receive a financing coordination fee for services rendered with respect to refinancing of any debt obligations of the Company or its subsidiaries equal to 1.0% of the gross amount of the refinancing.

The Company will pay the Advisor a disposition fee in an amount equal to (i) in the case of the sale of real property, the lesser of (A) one-half of a competitive real estate commission, or (B) 1% of the sales price of such property, and (ii) in the case of the sale of any asset other than real property or securities, 1% of the sales price of such asset, if the Advisor, its affiliates or related parties provide a substantial amount of services, as determined by the Company’s independent directors, in connection with the sale of one or more assets (including a sale of all of its assets or the sale of it or a portion thereof). The Company will not pay its Advisor a disposition fee in connection with the sale of investments that are securities; however, a disposition fee in the form of a usual and customary brokerage fee may be paid to an affiliate or related party of the Advisor if, such affiliate is properly licensed.

Under the advisory agreement and the Company’s articles of incorporation, the Advisor will be entitled to receive certain subordinated incentive fees upon (a) sales of assets and/or (b) a listing (which would also include the receipt by the Company’s stockholders of securities that are approved for trading on a national securities exchange in exchange for shares of the Company’s common stock as a result of a merger, share acquisition or similar transaction). However, if a listing occurs, the Advisor will not be entitled to receive an incentive fee on subsequent sales of assets. The incentive fees are calculated pursuant to formulas set forth in both the advisory agreement and the Company’s articles of incorporation. All incentive fees payable to the Advisor are subordinated to the return to investors of their invested capital plus a 6% cumulative, noncompounded annual return on their invested capital. Upon termination or non-renewal of the advisory agreement by the Advisor for good reason (as defined in the advisory agreement) or by the Company other than for cause (as defined in the advisory agreement), a listing or sale of assets after such termination or non-renewal will entitle the Advisor to receive a prorated portion of the applicable subordinated incentive fee.

In addition, the Advisor or its affiliates may be entitled to receive fees that are usual and customary for comparable services in connection with the financing, development, construction or renovation of a property, subject to approval of the Company’s board of directors, including a majority of its independent directors.

Property Manager – Pursuant to a master property management agreement, the Property Manager receives property management fees of up to 4.5% of gross revenues for management of the Company’s properties.

CNL Capital Markets Corp. – CNL Capital Markets Corp., an affiliate of CNL, receives an initial set-up fee and an annual maintenance fee of $4.57 and $19.20, respectively, per investor for providing certain administrative services to the Company pursuant to a services agreement. In March 2012, this agreement was amended to change the fee structure to a sliding flat annual rate (payable monthly) based on the average number of investor accounts that will be open over the course of the term of the agreement. The new fee structure will be effective January 1, 2013.

For the years ended December 31, 2012, 2011 and 2010, the Company incurred the following fees due to the Managing Dealer in connection with its Offering:

	Year Ended December 31,
	2012	2011	2010
Selling commissions	$1,880,621	$1,907,808	$847,768
Marketing support fees	805,980	820,946	363,329

	$2,686,601	$2,728,754	$1,211,097

For the years ended December 31, 2012, 2011 and 2010, the Company incurred the following fees and reimbursable expenses due to the Advisor and its affiliates:

	Year Ended December 31,
	2012	2011	2010
Reimbursable expenses:
Offering costs	$1,367,328	$1,387,900	$629,794
Operating and acquisition expenses	1,219,297	844,302	1,274,399

	2,586,625	2,232,202	1,904,193
Investment services fees(1)	1,994,830	708,447	—
Asset management fees(1)	444,674	49,980	—
Property management fees(2)	69,761	12,280	—

	$5,095,890	$3,002,909	$1,904,193

FOOTNOTES:

(1)	For the years ended December 31, 2012 and 2011, approximately $2.0 million and $0.4 million, respectively, of the investment services fees and approximately $0.2 million and $0.03 million respectively, of asset management fees incurred by the Company above were capitalized as part of the cost of development properties. In addition, for the years ended December 31, 2012 and 2011, approximately $0 million and $0.3 million, respectively, in investment services fees and approximately $0.1 million and $0.02 million, respectively, in asset management fees relating to Gwinnett Center are included in loss from discontinued operations for the applicable period.
(2)	For the years ended December 31, 2012 and 2011, approximately $0.07 million and $0.01 million, respectively, in property management fees relating to Gwinnett Center are included in loss from discontinued operations for the applicable period.

Amounts due to related parties for fees and reimbursable costs and expenses described above were as follows as of December 31:

	2012	2011
Due to Managing Dealer:
Selling commissions	$52,207	$48,314
Marketing support fees	22,375	20,706

	74,582	69,020

Due to Property Manager:
Property management fees	57,046	—

Due to the Advisor and its affiliates:
Reimbursable offering costs	37,569	35,343
Reimbursable operating expenses	1,010,613	713,026

	1,048,182	748,369

	$1,179,810	$817,389

The Company incurs operating expenses which, in general, are expenses relating to administration of the Company on an ongoing basis. Pursuant to the advisory agreement, the Advisor shall reimburse the Company the amount by which the total operating expenses paid or incurred by the Company exceed, in any four consecutive fiscal quarters (the “Expense Year”) commencing with the Expense Year ended September 30, 2011, the greater of 2% of average invested assets or 25% of net income (as defined in the advisory agreement) (the “Limitation”), unless a majority of the Company’s independent directors determines that such excess expenses are justified based on unusual and non-recurring factors.

For the Expense Years ended December 31, 2012 and 2011, the Company incurred $0.8 million and $1.2 million, respectively, of operating expenses in excess of the Limitation. The Company’s independent directors determined that such amounts were justified based upon a number of factors including:

•	The time necessary to educate financial advisors and investors about the growth-orientation of the Company, and its complimentary stock distributions,

•	The Company’s strategy of investing in assets that require repositioning or development and the timing and amount of its initial investments, and

•	The operating expenses necessary as a public company.

Organizational and offering costs become a liability to the Company only to the extent selling commissions, the marketing support fees and other organizational and offering costs do not exceed 15% of the gross proceeds of the Company’s Offering as described in Note 9. “Stockholders’ Equity.” The Advisor has incurred an additional $7.6 million of costs on behalf of the Company in connection with the Offering (exceeding the 15% limitation on costs) as of December 31, 2012. These costs may be recognized by the Company in future periods as the Company receives future offering proceeds to the extent such costs are within such 15% limitation.

Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity
9.	Stockholders’ Equity

Public Offering – As of December 31, 2012, the Company had received aggregate offering proceeds of approximately $67.6 million.

Stock Issuance and Offering Costs – The Company has and will continue to incur costs in connection with the offering and issuance of shares, including selling commissions, marketing support fees, filing fees, legal, accounting, printing and due diligence expense reimbursements, which are recorded as stock issuance and offering costs and deducted from stockholders’ equity. In accordance with the Company’s articles of incorporation, the total amount of selling commissions, marketing support fees, and other organizational and offering costs paid by the Company may not exceed 15% of the aggregate gross offering proceeds. Offering costs are generally funded by the Advisor and subsequently reimbursed by the Company subject to this limitation.

For the years ended December 31, 2012, 2011 and 2010, the Company incurred approximately $4.1 million, $4.1 million and $1.8 million, respectively, in stock issuance and other offering costs, as described in the discussion of selling commissions and marketing support fees and offering expenses in Note 8. “Related Party Arrangements.”

Distributions – On June 24, 2010, the Company’s board of directors authorized a daily stock distribution equal to 0.000219178 of a share of common stock on each outstanding share of common stock (which is equal to an annualized distribution rate of 0.08 of a share based on a 365-day calendar year), payable to all common stockholders of record as of the close of business on each day commencing on July 1, 2010, and continuing thereafter until terminated or amended by the Company’s board of directors.

Effective October 1, 2012, the Company’s board of directors amended the distributions, authorizing a monthly stock distribution declaration equal to 0.006666667 of a share of common stock on each outstanding share of common stock (which is equal to an annualized distribution rate of 0.08 of a share based on a calendar year), payable to all common stockholders of record as of the close of business on the first day of each month and continuing for each calendar quarter until terminated or amended by the Company’s board. Effective October 2012, the shares pursuant to this policy will be issued on or before the last business day of the applicable calendar quarter.

During the years ended December 31, 2012, 2011 and 2010, the Company declared 472,462 shares, 223,892 shares, and 33,416 shares of common stock, respectively, as stock distributions. The shares declared for the quarter ended December 31, 2012 were issued prior to December 31, 2012. The shares declared for the quarters ended December 31, 2011 and 2010 were issued in January 2012 and 2011, respectively. These distributions of new common shares are not taxable to the recipient stockholders when received. Additionally, shares issued through August 2, 2013 have been included in weighted average shares outstanding for all periods presented.

Redemption Plan – The Company has adopted a redemption plan that allows a stockholder who has held shares for at least one year to request that the Company redeem between 25% and 100% of its shares. If the Company has sufficient funds available to do so and if it chooses, in its sole discretion, to redeem shares, the aggregate number of shares redeemed in any calendar year and the price at which they are redeemed are subject to conditions and limitations, including:

•	if the Company elects to redeem shares, some or all of the proceeds from the sale of shares under its distribution reinvestment plan attributable to any quarter may be used to redeem shares presented for redemption during such quarter. In addition, the Company may use up to $100,000 per quarter of the proceeds from any public offering for redemptions (with the unused amount of any offering proceeds available for use in future quarters to the extent not used to invest in assets or for other purposes);

•	no more than 5% of the weighted average number of shares of the Company’s common stock outstanding during such 12-month period may be redeemed during such 12-month period; and

•	redemption pricing ranging from 92.5% of the purchase price per share for stockholders who have owned their shares for at least one year to 100% of the purchase price per share for stockholders who have owned their shares for at least four years.

During the year ended December 31, 2012, the Company received and accepted redemption requests for 65,046 shares for approximately $0.6 million under its redemption plan, of which approximately $0.5 million was paid in January 2013. During the years ended December 31, 2011 and 2010, the Company did not receive any redemption requests or redeem any shares.

The Company’s board of directors has the ability, in its sole discretion, to amend or suspend the redemption plan or to waive any specific conditions if it is deemed to be in the Company’s best interest.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
10.	Commitments and Contingencies

In the ordinary course of business, the Company may become subject to litigation or claims. There are no material legal proceedings pending or known to be contemplated against the Company.

In connection with the ownership and operation of real estate, the Company may potentially be liable for costs and damages related to environmental matters. The Company has not been notified by any governmental authority of any non-compliance, liability or other claim, and the Company is not aware of any other environmental condition that it believes will have a material adverse effect on the consolidated results of operations.

Pursuant to the development agreements for the Company’s five multifamily development properties under construction as of December 31, 2012, the Company has committed to fund approximately $111.4 million in remaining development and other costs as of December 31, 2012. The remaining development costs are expected to be funded primarily by the construction loans on such properties, as described in Note 7. “Indebtedness.” The Company’s co-venture partners and certain of their affiliates have committed to fund any cost overruns related to the development projects.

See Note 8. “Related Party Arrangements” for information on contingent amounts due to the Company’s Advisor in connection with its offering of shares and expenses thereof.

Concentration of Credit Risk	12 Months Ended
Dec. 31, 2012
Concentration of Credit Risk
11.	Concentration of Credit Risk

During the years ended December 31, 2012 and 2011, two tenants, Medical Business Service, Inc. and Devry, Inc., each accounted for more than 10% of the Company’s rental revenue included in discontinued operations during one or both of these years. Medical Business Service, Inc. accounted for 11.3% and 19.6%, respectively, and Devry, Inc. accounted for 4.2% and 10.2%, respectively, of the Company’s rental income from operating leases. Based on the Company’s anticipated rental revenues from Gwinnett Center and its Long Point Property, as well as other multifamily properties expected to be operational for all or a portion of 2013, the Company expects revenues from these tenants will be less than 5% in 2013.

Additionally, during the year ended December 31, 2012, all of the Company’s properties were located in the southeastern and sunbelt regions of the United States, particularly Texas and North Carolina.

Selected Quarterly Financial Data	12 Months Ended
Dec. 31, 2012
Selected Quarterly Financial Data
12.	Selected Quarterly Financial Data (Unaudited)

The following table presents selected unaudited quarterly financial data for the years ended December 31, 2012 and 2011:

2012 Quarters	First	Second	Third	Fourth	Year
Revenues from continuing operations	$—	$30,556	$476,997	$878,673	$1,386,226

Income (loss) from continuing operations attributable to noncontrolling interests	$(1,593)	$(11,136)	$(6,136)	$6,330	$(12,535)
Loss from continuing operations attributable to common stockholders	(482,747)	(710,880)	(477,662)	(311,359)	(1,982,648)
Loss from discontinued operations	(348,224)	(327,912)	(303,702)	(161,466)	(1,141,304)

Net loss attributable to common stockholders	$(830,971)	$(1,038,792)	$(781,364)	$(472,825)	$(3,123,952)

Net loss per share of common stock (basic and diluted):
Continuing operations	$(0.09)	$(0.11)	$(0.07)	$(0.04)	$(0.30)

Discontinued operations	$(0.06)	$(0.05)	$(0.04)	$(0.02)	$(0.17)

Weighted average number of shares of common stock outstanding (basic and diluted)(1)	5,524,668	6,387,742	7,015,219	7,530,219	6,616,967

2011 Quarters	First	Second	Third	Fourth	Year
Revenues from continuing operations	$—	$—	$—	$—	$—

Loss from continuing operations attributable to noncontrolling interests	$—	$—	$—	$—	$—
Loss from continuing operations attributable to common stockholders	(278,593)	(309,574)	(442,097)	(333,297)	(1,363,561)
Loss from discontinued operations	—	—	—	(645,690)	(645,690)

Net loss attributable to common stockholders	$(278,593)	$(309,574)	$(442,097)	$(978,987)	$(2,009,251)

Net loss per share of common stock (basic and diluted):
Continuing operations	$(0.10)	$(0.09)	$(0.11)	$(0.07)	$(0.36)

Discontinued operations	$—	$—	$—	$(0.14)	$(0.17)

Weighted average number of shares of common stock outstanding (basic and diluted)(1)	2,722,595	3,517,456	4,199,048	4,714,575	3,794,022

FOOTNOTE:

(1)	For purposes of determining the weighted average number of shares of common stock outstanding, stock distributions issued through August 2, 2013 are treated as if they were outstanding for the full period presented.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
13.	Subsequent Events

During the period January 1, 2013 through March 12, 2013, the Company received additional subscription proceeds of approximately $10.6 million from its Offering. In addition, the Company issued stock distributions of 358,669 shares during the period January 1, 2013 through August 2, 2013.

SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION	12 Months Ended
Dec. 31, 2012
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION

CNL GROWTH PROPERTIES, INC. (FORMERLY GLOBAL GROWTH TRUST, INC.) AND SUBSIDIARIES

SCHEDULE III—REAL ESTATE AND ACCUMULATED DEPRECIATION

As of December 31, 2012 (in thousands)

		Initial Costs			Costs Capitalized Subsequent to Acquisition				Gross Amounts at which Carried at Close of Period (6)
Property/ Location	Encum- brances	Land & Land Improve- ments (1)	Buildings & Building Improve- ments	Tenant Improve- ments	Land and Improve- ments	Building and Building Improve- ments	Tenant Improve- ments	Construc- tion in Process	Land & Land Improve- ments	Buildings & Building Improve- ments	Construc- tion in Process	Tenant Improve- ments	Total	Accumu- lated Depre- ciation	Date of Construc- tion	Date Acquired	Life on which depreciation in latest income statement is computed
Multifamily Properties:
Long Point Property (5)
Mount Pleasant, South Carolina	$21,244	$3,543	$—	$—	$2,604	$20,856	$—	$8	$6,147	$20,856	$8	$—	$27,011	$(277)	2012	5/20/2011	(4)
Whitehall Property (5)
Charlotte, South Carolina	12,150	2,887	—		1,005	5,651	—	12,618	3,892	5,651	12,618	—	22,161	—	(2)	2/24/2012	(4)
Crosstown Property(5)
Tampa, Florida	3,355	4,372	—	—	—	—	—	12,177	4,372	—	12,177	—	16,549	—	(2)	3/27/2012	(4)
Circle Alexander Village Property (5)
Charlotte, North Carolina	—	2,435	—	—	—	—	—	1,665	2,435	—	1,665	—	4,100	—	(2)	11/27/2012	(4)
Aura Castle Hills Property (5)
Lewisville, Texas	1	4,470	—	—	—	—	—	2,549	4,470	—	2,549	—	7,019	—	(2)	11/30/2012	(4)
Aura Grand Corner Property (5)
Katy, Texas	1	2,999	—	—	—	—	—	1,686	2,999	—	1,686	—	4,685	—	(2)	12/20/2012	(4)
Real Estate Held for Sale:
Gwinnett Center
Duluth, Georgia	7,729	3,020	7,930	220	14	66	294	10	3,034	7,996	10	514	11,554	(369)	(3)	10/17/2011	(4)

	$44,480	$23,726	$7,930	$220	$3,623	$26,573	$294	$30,713	$27,349	$34,503	$30,713	$514	$93,079	$(646)

Transactions in real estate and accumulated depreciation as of December 31, 2012 are as follows:

Real Estate		Accumulated Depreciation
Balance at December 31, 2010	$—	Balance at December 31, 2010	$—
2011 Acquisitions	20,127	2011 Depreciation	(48)

Balance at December 31, 2011	$20,127	Balance at December 31, 2011	$(48)
2012 Acquisitions	72,952	2012 Depreciation	(598)

Balance at December 31, 2012	$93,079	Balance at December 31, 2012	$(646)

FOOTNOTES:

(1)	Land and land improvements, initial cost, include the purchase price of land under development which is included as a component of construction in process in the consolidated balance sheets.
(2)	As of December 31, 2012, these properties were under development.
(3)	Three buildings built in 1990, 1999 and 2000, respectively.
(4)	Building and building improvements are depreciated over 39 and 15 years, respectively. Tenant improvements, if any, are depreciated over the lesser of their useful life or the terms of their respective leases.
(5)	These properties are owned through separate joint venture agreements. As these entities are consolidated, the amounts presented include 100% of the costs of the venture.
(6)	The aggregate cost for federal income tax purposes is approximately $96.6 million.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Consolidation and Variable Interest Entities

Consolidation and Variable Interest Entities – The accompanying consolidated financial statements include the accounts of the Company and its subsidiaries over which it has control. All intercompany accounts have been eliminated in consolidation. In accordance with the guidance for the consolidation of a variable interest entity (“VIE”), the Company analyzes its variable interests, including loans, leases, guarantees, and equity investments, to determine if the entity in which it has a variable interest is a VIE. The Company’s analysis includes both quantitative and qualitative reviews. The Company bases its quantitative analysis on the forecasted cash flows of the entity, and its qualitative analysis on its review of the design of the entity, its organizational structure including decision-making ability and financial agreements. The Company also uses its quantitative and qualitative analyses to determine if it is the primary beneficiary of the VIE, and if such determination is made, it includes the accounts of the VIE in its consolidated financial statements. In accordance with the guidance for noncontrolling interests in consolidated financial statements, references in this report to net loss do not include noncontrolling interests in the Company’s VIE’s, which the Company reports separately.

Other Comprehensive Income (Loss)

Other Comprehensive Income (Loss) – The Company has no items of other comprehensive income (loss) in the periods presented and therefore, has not included other comprehensive income (loss) or total comprehensive income (loss) in the accompanying consolidated financial statements.

Use of Estimates

Use of Estimates – The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements, the reported amounts of revenues and expenses during the reporting periods, and the disclosures of contingent liabilities. For example, significant estimates and assumptions are made in connection with the allocation of purchase price and the analysis of real estate impairments. Actual results could differ from those estimates.

Real Estate

Real Estate – Upon the acquisition of operating properties, the Company estimates the fair value of acquired tangible assets (consisting of land, building and improvements, and tenant improvements) and identifiable intangible assets (consisting of above- and below-market leases and in-place leases), and allocates the purchase price to the assets acquired and liabilities assumed. In estimating the fair value of the tangible and intangible assets acquired, the Company considers information obtained about each property as a result of its due diligence and utilizes various valuation methods, such as estimated cash flow projections using appropriate discount and capitalization rates, estimates of replacement costs net of depreciation and available market information.

The fair value of the tangible assets of an acquired leased property is determined by estimating the value of the property as if it were vacant, and the “as-if-vacant” value is then allocated to land, building and improvements based on the determination of the fair values of the assets.

Above- and below-market lease intangibles are recorded based on the present value of the difference between the contractual rents to be paid pursuant to the lease and management’s estimate of the fair market lease rates for each in-place lease. The purchase price is further allocated to in-place lease intangibles based on management’s evaluation of the specific characteristics of the acquired lease. Factors considered include estimates of carrying costs during hypothetical expected lease-up periods, including estimates of lost rental income during the expected lease-up periods, and costs to execute similar leases such as leasing commissions, legal and other related expenses.

Most of the Company’s leases at its office buildings involve some form of improvements to leased space. When the Company is required to provide improvements under the terms of a lease, the Company determines whether the improvements constitute landlord assets or tenant assets. If the improvements are landlord assets, the Company capitalizes the cost of the improvements and recognizes depreciation expense associated with such improvements over the term of the lease. If the improvements are tenant assets, the Company defers the cost of improvements funded by the Company as a lease incentive asset and amortizes it over the lease term as a reduction of rental income.

In determining whether improvements constitute landlord or tenant assets, the Company considers numerous factors that may require subjective or complex judgments, including: whether the improvements are unique to the tenant or reusable by other tenants; whether the tenant is permitted to alter or remove the improvements without the Company’s consent or without compensating the Company for any lost fair value; whether the ownership of the improvements remains with the Company or remains with the tenant at the end of the lease term; and whether the economic substance of the lease terms is properly reflected.

Buildings and improvements are depreciated on the straight-line method over their estimated useful lives, which generally are 39 and 15 years, respectively. Tenant improvements are depreciated on the straight-line method over the shorter of the useful life of the assets or the term of the lease.

Expenditures for maintenance and repairs are charged to operations as incurred. Significant renovations and replacements, which improve and extend the life of the asset, are capitalized.

Real Estate Held For Sale

Real Estate Held for Sale – Real estate that is classified as held for sale consists of property that the Company intends to sell. Once the Company determines that an asset is held for sale, it discontinues recording depreciation, amortization and the straight-line rent adjustments, and the asset is recorded at the lower of net carrying value or fair value (less costs to sell). The Company classifies its operations of real estate held for sale as discontinued operations.

Real Estate Under Development

Real Estate Under Development – The Company records acquisition and development costs of properties under development at cost, including acquisition fees and expenses incurred. The cost of real estate under development includes direct and indirect costs of development, including interest and miscellaneous costs incurred during the development period until the project is substantially complete and available for occupancy. In addition, during active development, all operating expenses related to the project, including property expenses such as real estate taxes, are capitalized rather than expensed and incidental revenue is recorded as a reduction of capitalized project (i.e., construction) costs. Preleasing costs are expensed as incurred.

Capitalized Interest

Capitalized Interest – The Company capitalizes interest as a cost of development using the weighted average interest rate of the Company’s total outstanding indebtedness and based on its weighted average expenditures for its development properties for the period. Capitalization of interest for a particular development project ceases when the project is substantially complete and ready for occupancy. During the years ended December 31, 2012 and 2011, the Company incurred interest expense and loan cost amortization of approximately $1.2 million and $0.1 million, respectively, all of which was capitalized according to this policy.

Impairment of Real Estate Assets

Impairment of Real Estate Assets – Real estate assets are reviewed on an ongoing basis to determine whether there are any indicators, including property operating performance and general market conditions, that the value of the real estate properties (including any related amortizable intangible assets or liabilities) may be impaired. To assess if a property value is potentially impaired, management compares the estimated current and projected undiscounted cash flows, including estimated net sales proceeds, of the property over its remaining useful life to the net carrying value of the property. Such cash flow projections consider factors such as expected future operating income, trends and prospects, as well as the effects of demand, competition, and other factors. In the event that the carrying value exceeds the undiscounted operating cash flows, the Company would recognize an impairment provision to adjust the carrying value of the asset to the estimated fair value of the property.

Cash and Cash Equivalents

Cash and Cash Equivalents – Cash and cash equivalents consist of cash on hand and highly liquid investments purchased with original maturities of three months or less.

As of December 31, 2012, the Company’s cash deposits exceeded federally insured amounts. However, the Company continues to monitor the third-party depository institutions that hold the Company’s cash, primarily with the goal of safety of principal. The Company attempts to limit cash investments to financial institutions with high credit standing; therefore, the Company believes it is not exposed to any significant credit risk on cash.

Intangible Assets

Intangible Assets – Amortization of intangible assets is computed using the straight-line method of accounting over the respective lease term or estimated useful life. Above-market or below-market lease intangibles are amortized to rental income over the estimated remaining term of the respective leases including consideration of any renewal options on below-market leases. In-place lease intangibles are amortized over the remaining terms of the respective leases. If a lease were to be terminated prior to its scheduled expiration, all unamortized costs relating to that lease will be expensed. Intangible assets are evaluated for impairment on an annual basis or upon a triggering event. All intangible assets relate to the Gwinnet Center and have been included in real estate assets held for sale.

Rental income from operating leases

Rental Income from Operating Leases – Rental income related to leases is recognized on an accrual basis when due from residents or commercial tenants, on a monthly basis. Rental revenues for leases with uneven payments are recognized on a straight-line basis over the term of the lease.

Tenant Reimbursement Income

Tenant Reimbursement Income – Tenant reimbursement income represents amounts tenants are required to reimburse the Company in accordance with the terms of the leases and is recognized in the period in which the related expenses are incurred. All tenant reimbursement income relates to the Gwinnet Center and has been included in loss from discontinued operations.

Acquisition Fees and Expenses

Acquisition Fees and Expenses – Acquisition fees and expenses, including investment services fees and expenses associated with transactions deemed to be business combinations, are expensed as incurred. Acquisition fees and expenses associated with making loans and with transactions deemed to be an asset purchase are capitalized. The Company incurred approximately $2.2 million in acquisition fees and expenses during the year ended December 31, 2012, including approximately $2.1 million, which have been capitalized as part of the costs of the properties under development. During the year ended December 31, 2011, the Company incurred approximately $0.5 million in acquisition fees and expenses, most of which related to the acquisition of the Gwinnett Center, which have been included in loss from discontinued operations.

Loan Costs

Loan Costs – Financing costs paid in connection with obtaining debt are deferred and amortized over the estimated life of the debt using the effective interest rate method. As of December 31, 2012 and 2011, accumulated amortization of loan costs was approximately $0.3 million and $0.05 million, respectively.

Deferred Leasing Costs

Deferred Leasing Costs – The Company defers costs that it incurs to obtain new tenant leases or extend existing tenant leases and classifies these costs as intangible assets, net of accumulated amortization. The Company amortizes these costs evenly over the lease term. If a lease is terminated early, the Company will expense any applicable unamortized deferred leasing costs.

Income Taxes

Income Taxes – The Company has elected and qualified as a REIT under Sections 856 through 860 of the Internal Revenue Code of 1986, as amended, and related regulations beginning with the year ended December 31, 2010. As a REIT, the Company generally is subject to federal corporate income taxes on undistributed income.

As a REIT, the Company may be subject to certain state and local taxes on its income and property, and U.S. federal income and excise taxes on its undistributed income. The Company may also be subject to foreign taxes on investments outside the U.S. based on the jurisdictions in which the Company conducts business.

As a REIT and to the extent it distributes all its taxable income, the Company will not have any federal income tax liability. As of December 31, 2012, the Company had net operating loss carryforwards of approximately $2.8 million which will begin to expire in 2030. The Company does not believe these net operating losses will be realized in the future. The Company analyzed its tax positions and determined that it has not taken any uncertain tax positions. The tax years 2009 through 2012 remain subject to examination by taxing authorities.

Net Loss per Share

Net Loss per Share – Net loss per share was calculated based upon the weighted average number of shares of common stock outstanding during the periods in which the Company was operational. For purposes of determining the weighted average number of shares of common stock outstanding, stock distributions are treated as if they were issued and outstanding as of the beginning of each period presented. Therefore, the weighted average number of shares outstanding for the years ended December 31, 2012, 2011 and 2010 has been revised to include stock distributions declared and issued through August 2, 2013, as if they were outstanding as of the beginning of each period presented.

Reclassification

Reclassification – Certain amounts in the prior years’ consolidated financial statements have been reclassified to conform to current year presentation with no effect on previously reported net loss or stockholders’ equity.

Segment Information

Segment Information – Operating segments are components of an enterprise for which separate financial information is available and is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and assess performance. The Company has determined that it operates in one business segment, real estate ownership. Accordingly, the Company does not report more than one segment.

Redemptions

Redemptions – Under the Company’s stock redemption plan, a stockholder’s shares are deemed to have been redeemed as of the date that the Company accepts the stockholder’s request for redemption. From and after such date, the stockholder by virtue of such redemption is no longer entitled to any rights of a stockholder in the Company, and the Company records the related obligation to make payment for the shares, which is required to occur within 30 days of the end of the month. Shares redeemed are retired and not available for reissue.

Fair Value Measurements

Fair Value Measurements – GAAP emphasizes that fair value is a market-based measurement, not an entity-specific measurement. Therefore, a fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability. GAAP requires the use of observable market data, when available, in making fair value measurements. Observable inputs are inputs that the market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. As a basis for considering market participant assumptions in fair value measurements, GAAP establishes a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within Levels 1 and 2 of the hierarchy) and the reporting entity’s own assumptions about market participant assumptions (unobservable inputs classified within Level 3 of the hierarchy). The three levels of inputs used to measure fair value are as follows:

•	Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access.

•	Level 2 – Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3 – Unobservable inputs for the asset or liability, which are typically based on the Company’s own assumptions, as there is little, if any, related market activity.

When market data inputs are unobservable, the Company utilizes inputs that it believes reflect the Company’s best estimate of the assumptions market participants would use in pricing the asset or liability. When inputs used to measure fair value fall within different levels of the hierarchy, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to the fair value measurement.

Adopted Accounting Pronouncements

Adopted Accounting Pronouncements — In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” Effective January 1, 2012, the Company adopted this ASU. The adoption of this update did not have a material impact on the Company’s financial position, results of operations or cash flows.

Recent Accounting Pronouncements

Recent Accounting Pronouncements — In December 2011, the FASB issued ASU No. 2011-10, “Property, Plant, and Equipment (Topic 360): Derecognition of In Substance Real Estate—a Scope Clarification.” This update clarified the guidance in subtopic 360-20 as it applies to the derecognition of in substance real estate when the parent ceases to have a controlling financial interest in a subsidiary that is in substance real estate because of a default by the subsidiary on its nonrecourse debt. The amendments in this update are effective for fiscal years, and interim periods within those years, beginning on or after June 15, 2012. The Company does not believe adoption of this update will have a material impact on the Company’s financial position, results of operations or cash flows.

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Acquisitions

During the year ended December 31, 2012, the Company acquired an ownership interest in five consolidated joint ventures, each of which was developing one of the following properties:

Property Name and Location	Type	Date Acquired	Ownership Interest (1)	Number of Units Upon Completion (Unaudited)	Development Budget (in millions (Unaudited) (2)	Equity Commitment by Company (in millions) (3)	Mortgage/ Construction Loan (in millions)
Whitehall Property Charlotte, NC (4)	Class A Multifamily Development	02/24/12	95%	298 units	$29.7	$7.1	$22.3
Crosstown Property Tampa, FL (5)	Class A Multifamily Development	03/27/12	60%	344 units	37.1	6.2	26.7
Circle Alexander Village Property Charlotte, NC (5)	Class A Multifamily Development	11/27/12	60%	320 units	33.6	5.2	25.0
Aura Castle Hills Property Lewisville, TX (5)	Class A Multifamily Development	11/30/12	54%	316 units	34.9	5.7	24.4
Aura Grand Corner Property Katy, TX (5)	Class A Multifamily Development	12/20/12	90%	291 units	31.8	9.3	21.5

					$167.1	$33.5	$119.9

FOOTNOTES:

(1)	In accordance with the joint venture agreements, operating cash flow will generally be distributed to the Company and the co-venture partner on a pro rata basis. Proceeds from a capital event, such as a sale of the properties, will be distributed pro rata until the members receive a specified minimum return on their invested capital and the return of their invested capital; thereafter, the co-venture partner will receive a disproportionately higher share of any remaining sale proceeds at varying levels based on the Company having received certain minimum threshold returns.
(2)	The development budgets of the multifamily development properties include the cost of the land, construction costs, development fees, financing costs, start-up costs and initial operating deficits of the respective properties. An affiliate of each co-venture partner serves as developer of the respective development project and coordinates and supervises the management and administration of the development and construction. Each developer is responsible for any cost overruns beyond the approved development budget for the applicable project and an affiliate of each co-venture partner is providing a one year construction warranty for the applicable projects.
(3)	Equity commitment by Company excludes amounts to be funded by the Company’s co-venture partners. As of December 31, 2012, the Company had funded approximately $30.0 million of its equity commitments.
(4)	Construction is scheduled to be completed in the second quarter of 2013. The purchase price of the land related to the Whitehall Property was $2.9 million.
(5)	The following presents information on the Company’s other multifamily properties that were under development as of December 31, 2012:

Name	Purchase Price of Land (in millions)	Development Budget (in millions)	Estimated Completion Date
Crosstown Property	$4.4	$37.1	Q4 2013
Circle Alexander Village Property	2.4	33.6	Q2 2014
Aura Castle Hills Property	4.5	34.9	Q2 2014
Aura Grand Corner Property	3.0	31.8	Q3 2014

	$14.3	$137.4

During the year ended December 31, 2011, the Company acquired two real estate assets, including one property through a consolidated joint venture.

Property Name and Location	Type	Date Acquired	Ownership Interest	Number of Units Upon Completion or Square Feet (Unaudited)	Development Budget or Purchase Price (in (Unaudited) (2)	Equity Commitment by Company (in millions)	Mortgage/ Construction Loan (in millions)
Long Point Property Mount Pleasant, SC (3)	Class A Multifamily Development	05/20/11	95%	258 units	$28.6	$6.8	$21.4
Gwinnett Center Duluth, GA (4)	Multi-tenant three building office complex	10/17/11	100%	263,742 sq ft	14.1	7.1	11.2

						$13.9	$32.6

FOOTNOTES:

(1)	In accordance with the joint venture agreement, operating cash flow will generally be distributed to the Company and the co-venture partner on a pro rata basis. Proceeds from a capital event, such as a sale of the properties, will be distributed pro rata until the members receive a specified minimum return on their invested capital and the return of their invested capital; thereafter, the co-venture partner will receive a disproportionately higher share of any remaining sale proceeds at varying levels based on the Company having received certain minimum threshold returns.
(2)	The development budget of the multifamily development property includes the cost of the land, construction costs, development fees, financing costs, start-up costs and initial operating deficits of the property. An affiliate of the co-venture partner serves as developer of the development project and coordinates and supervises the management and administration of the development and construction. The developer is responsible for any cost overruns beyond the approved development budget for the project and an affiliate of the co-venture partner is providing a one year construction warranty for the project.
(3)	The Long Point Property became fully operational in November 2012. The purchase price of the land related to the Long Point Property was $3.6 million.
(4)	Gwinnett Center is a three office building complex that was a lender owned, or “REO” property, which the Company was able to acquire at a substantial discount to its replacement cost. Due to continuing trends and favorable market conditions in multifamily development, and the Company’s increasing focus on multifamily development, the Company decided to pursue a potential sale of the Gwinnett Center during the second quarter of 2013; therefore, Gwinnett Center has been classified as held for sale, and its operating results presented as discontinued operations in the accompanying financial statements.

Allocation of Purchase Price

The following summarizes the Company’s allocation of the purchase price for Gwinnett Center, and the estimated fair values of the assets acquired and liabilities assumed:

Assets
Land and land improvements	$3,020,000
Buildings and improvements	7,930,000
Tenant improvements	220,000
Lease intangibles (1)	2,930,000
Liabilities
Security deposits	(114,806)

Net assets acquired	$13,985,194

FOOTNOTE:

(1)	The weighted-average amortization period on the acquired lease intangibles as of the acquisition date was 2.6 years.

Real Estate Assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Real Estate Assets

As of December 31, 2012 and 2011, real estate assets consisted of the following:

	December 31, 2012	December 31, 2011
Operating real estate assets:
Land and land improvements	$7,929,051	$—
Buildings and improvements	26,507,235	—
Furniture, fixtures and equipment	3,680,334	—
Less: accumulated depreciation	(472,614)	—

Operating real estate assets, net	37,644,006	—
Construction in process, including land	47,097,915	8,952,920

Total real estate, net	$84,741,921	$8,952,920

Real Estate Held for Sale (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Real Estate Assets Held for Sale

As of December 31, 2012 and 2011, real estate held for sale consisted of the following:

	December 31, 2012	December 31, 2011
Land and land improvements	$3,034,189	$3,020,000
Buildings and improvements	7,996,278	7,930,000
Tenant improvements	514,128	224,521
Furniture, fixtures and equipment	238,395	—
Less: accumulated depreciation and amortization	(400,692)	(48,304)

Operating real estate held for sale	11,382,298	11,126,217
Lease intangibles, net	1,643,482	2,731,323
Deferred rent	241,927	21,441
Other liabilities	(41,968)	(61,280)

Total real estate held for sale	$13,225,739	$13,817,701

Summary of Loss From Discontinued Operations

The following table is a summary of losses from discontinued operations for the years ended December 31, 2012 and 2011:

	Year Ended December 31,
	2012	2011	2010
Revenues	$1,936,607	$391,714	$—
Expenses	(1,531,304)	(744,856)	—
Depreciation and amortization	(1,546,607)	(292,548)	—

Loss from discontinued operations	$(1,141,304)	$(645,690)	$—

Indebtedness (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Indebtedness

The following table provides details of the Company’s indebtedness as of December 31, 2012:

Property and Related Loan	Outstanding Principal Balance (in millions)		Interest Rate	Payment Terms	Maturity Date(1)(17)	Collateral (in millions)
Long Point Property Mortgage Construction Loan(1)(2)	$21.2	(3)	LIBOR plus 2.5%, adjusted monthly, with an all-in interest rate floor of 3.25% per annum	Monthly interest only payments through 5/20/14. If extended, then P&I monthly installments calculated based on a 30-year amortization	05/20/14 (plus two additional 12-month extensions)	$28.8
Gwinnett Center Mortgage Loan(4)	7.7	(5)	Variable adjusted to the greater of (i) 4.95% or (ii) LIBOR+ 3.50% per annum(6)	Monthly interest only payments through 10/17/14. If extended for 2 years, then monthly installments of $17,050 P&I, until maturity.	10/17/14 (plus one additional 24- month extension)	$11.4
Whitehall Property Mortgage Construction Loan(1)(7)	12.2	(8)	LIBOR+ 2.25% per annum, adjusted monthly	Monthly interest only payments through 2/24/15. If extended, then P&I monthly installments calculated based on a 30-year amortization	2/24/15 (plus two additional 12-month extensions)	$23.6
Crosstown Property Mortgage Construction Loan (1)(9)	3.4	(10)	LIBOR plus 2.5%, adjusted monthly	Monthly interest only payments through 3/27/15. If extended, then P&I monthly installments calculated based on a 30-year amortization	3/27/15 (plus two additional 12-month extensions)	$16.5
Circle Alexander Village Property Mortgage Construction Loan (1)(11)	—	(12)	LIBOR plus 2.5%, adjusted monthly	Monthly interest only payments through 11/27/15. If extended, then P&I monthly installments calculated based on a 30-year amortization	11/27/15 (plus two additional 12-month extensions)	$4.1
Aura Castle Hills Property Mortgage Construction Loan (1)(13)	—	(14)	LIBOR plus 2.6%, adjusted monthly	Monthly interest only payments through 11/30/15. If extended, then P&I monthly installments calculated based on a 30-year amortization	11/30/15 (plus two additional 12 - month extensions)	$7.0
Aura Grand Corner Property Mortgage Construction Loan (1)(15)	—	(16)	Lender’s prime rate or LIBOR plus 2.75%, adjusted monthly	Monthly interest only payments through 12/20/15. If extended, then P&I monthly installments calculated based on a 30-year amortization	12/20/15 (plus two additional 12- month extensions)	$4.7

Total	$44.5					$96.1

FOOTNOTES:

(1)	The borrower is the joint venture formed to acquire and develop each Property. The construction loan is recourse against each respective joint venture.
(2)	Principals of an affiliate of the Company’s co-venture partner have guaranteed the full amount of the loan. The loan may be prepaid in whole, but not in part, without penalty.
(3)	The principal amount available for construction draws under the loan is $21.4 million.
(4)	The borrower is a subsidiary of the Company’s operating partnership. The loan may be prepaid in full or in part at any time without penalty.
(5)	The total principal amount of the loan available for borrowing is $11.2 million. At the closing of the acquisition of Gwinnett Center, a portion of the purchase price was funded from a $7.0 million draw on the loan. The remaining funds available under the loan of approximately $3.5 million are expected to be used to fund capital improvements and future leasing commissions and tenant improvements for leases meeting certain requirements.

(6)	The interest rate is subject to reduction to the greater of (i) 4.20% or (ii) LIBOR plus 3.50% per annum if a minimum debt service coverage ratio is attained. The interest rate is also subject to an increase of 0.30% if the Company maintains less than $0.8 million in a deposit account with the lender.
(7)	Certain affiliates of the Company’s co-venture partner have guaranteed the loan, subject to their liability being reduced (i) to 50% at the time a certificate of occupancy for the project is issued and (ii) thereafter to 30% upon certain debt covenants of the loan being achieved. The loan may be prepaid in whole, but not in part, without penalty.
(8)	The principal amount available for certain development costs and construction costs under the loan is $22.3 million.
(9)	Certain affiliates of the Company’s co-venture partner have provided the lender with a completion guaranty for the project and a 50% repayment guarantee for the principal amount of the loan. During the term of the construction loan, the repayment guarantee may be reduced to between 35% and 15% of the principal amount of the loan if certain conditions are met. The loan may be prepaid in whole, but not in part, without penalty.
(10)	The principal amount available for certain development costs and construction costs under the loan is $26.7 million.
(11)	The loan may be prepaid in full or in part at any time without fee, premium or penalty. Loan extensions are subject to certain conditions and the payment of a loan extension fee. The construction loan requires commencement of construction within 90 days, and completion within two years of the closing of the construction loan. The loan is secured by the Circle Alexander Property and all improvements constructed thereon. Certain affiliates of the Company’s co-venture partner have provided the lender with completion and repayment guarantees.
(12)	The principal amount available for certain development costs and construction costs under the loan is $25.0 million.
(13)	With advance notice, the loan may be prepaid in full or in part, subject to required break funding payments. Loan extensions are subject to certain conditions and the payment of a fee. The construction loan is secured by the Aura Castle Hills Property and all improvements constructed thereon. An affiliate of the Company’s co-venture partner has provided the lender with completion and repayment guarantees.
(14)	The principal amount available for certain development costs and construction costs under the loan is $24.4 million.
(15)	With advance notice, the loan may be prepaid in full or in part, but not without penalty. Loan extensions are subject to certain conditions and the payment of a fee. The construction loan is secured by the Aura Grand Corner Property and all improvements constructed thereon. An affiliate of the Company’s co-venture partner has provided the lender with completion and repayment guarantees.
(16)	The principal amount available for certain development costs and construction costs under the loan is $21.5 million.
(17)	Represents the initial maturity date. The maturity date may be extended beyond the date shown.

Aggregate Amount of Indebtedness at Maturities

Maturities of indebtedness for the next five years and thereafter, in aggregate, assuming the terms of the loans are not extended, were the following as of December 31, 2012:

2013	$—
2014	28,972,744
2015	15,506,906
2016	—
2017	—
Thereafter	—

$44,479,650

Related Party Arrangements (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Incurred Fees Due to Managing Dealer in Connection with its Offering

For the years ended December 31, 2012, 2011 and 2010, the Company incurred the following fees due to the Managing Dealer in connection with its Offering:

	Year Ended December 31,
	2012	2011	2010
Selling commissions	$1,880,621	$1,907,808	$847,768
Marketing support fees	805,980	820,946	363,329

	$2,686,601	$2,728,754	$1,211,097

Schedule of Fees and Reimbursable Expenses Due to Advisor, its Affiliates or Other Related Parties

For the years ended December 31, 2012, 2011 and 2010, the Company incurred the following fees and reimbursable expenses due to the Advisor and its affiliates:

	Year Ended December 31,
	2012	2011	2010
Reimbursable expenses:
Offering costs	$1,367,328	$1,387,900	$629,794
Operating and acquisition expenses	1,219,297	844,302	1,274,399

	2,586,625	2,232,202	1,904,193
Investment services fees(1)	1,994,830	708,447	—
Asset management fees(1)	444,674	49,980	—
Property management fees(2)	69,761	12,280	—

	$5,095,890	$3,002,909	$1,904,193

FOOTNOTES:

(1)	For the years ended December 31, 2012 and 2011, approximately $2.0 million and $0.4 million, respectively, of the investment services fees and approximately $0.2 million and $0.03 million respectively, of asset management fees incurred by the Company above were capitalized as part of the cost of development properties. In addition, for the years ended December 31, 2012 and 2011, approximately $0 million and $0.3 million, respectively, in investment services fees and approximately $0.1 million and $0.02 million, respectively, in asset management fees relating to Gwinnett Center are included in loss from discontinued operations for the applicable period.
(2)	For the years ended December 31, 2012 and 2011, approximately $0.07 million and $0.01 million, respectively, in property management fees relating to Gwinnett Center are included in loss from discontinued operations for the applicable period.

Schedule of Fees and Reimbursable Costs and Expenses Described

Amounts due to related parties for fees and reimbursable costs and expenses described above were as follows as of December 31:

	2012	2011
Due to Managing Dealer:
Selling commissions	$52,207	$48,314
Marketing support fees	22,375	20,706

	74,582	69,020

Due to Property Manager:
Property management fees	57,046	—

Due to the Advisor and its affiliates:
Reimbursable offering costs	37,569	35,343
Reimbursable operating expenses	1,010,613	713,026

	1,048,182	748,369

	$1,179,810	$817,389

Selected Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2012
Selected Quarterly Financial Data

The following table presents selected unaudited quarterly financial data for the years ended December 31, 2012 and 2011:

2012 Quarters	First	Second	Third	Fourth	Year
Revenues from continuing operations	$—	$30,556	$476,997	$878,673	$1,386,226

Income (loss) from continuing operations attributable to noncontrolling interests	$(1,593)	$(11,136)	$(6,136)	$6,330	$(12,535)
Loss from continuing operations attributable to common stockholders	(482,747)	(710,880)	(477,662)	(311,359)	(1,982,648)
Loss from discontinued operations	(348,224)	(327,912)	(303,702)	(161,466)	(1,141,304)

Net loss attributable to common stockholders	$(830,971)	$(1,038,792)	$(781,364)	$(472,825)	$(3,123,952)

Net loss per share of common stock (basic and diluted):
Continuing operations	$(0.09)	$(0.11)	$(0.07)	$(0.04)	$(0.30)

Discontinued operations	$(0.06)	$(0.05)	$(0.04)	$(0.02)	$(0.17)

Weighted average number of shares of common stock outstanding (basic and diluted)(1)	5,524,668	6,387,742	7,015,219	7,530,219	6,616,967

2011 Quarters	First	Second	Third	Fourth	Year
Revenues from continuing operations	$—	$—	$—	$—	$—

Loss from continuing operations attributable to noncontrolling interests	$—	$—	$—	$—	$—
Loss from continuing operations attributable to common stockholders	(278,593)	(309,574)	(442,097)	(333,297)	(1,363,561)
Loss from discontinued operations	—	—	—	(645,690)	(645,690)

Net loss attributable to common stockholders	$(278,593)	$(309,574)	$(442,097)	$(978,987)	$(2,009,251)

Net loss per share of common stock (basic and diluted):
Continuing operations	$(0.10)	$(0.09)	$(0.11)	$(0.07)	$(0.36)

Discontinued operations	$—	$—	$—	$(0.14)	$(0.17)

Weighted average number of shares of common stock outstanding (basic and diluted)(1)	2,722,595	3,517,456	4,199,048	4,714,575	3,794,022

FOOTNOTE:

(1)	For purposes of determining the weighted average number of shares of common stock outstanding, stock distributions issued through August 2, 2013 are treated as if they were outstanding for the full period presented.

Business and Organization - Additional Information (Detail) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended
	Oct. 31, 2009	Dec. 31, 2012 Property Building	Dec. 31, 2011	Dec. 31, 2010	Oct. 20, 2009	Oct. 05, 2012 Follow-On Offering	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum
Organization And Description Of Business [Line Items]
Maximum investment in properties outside of U.S. as percentage of assets		30.00%
Initial public offering, shares of common stock, value					$ 1,500,000,000
Number of common stock to be issued	150
Share price					$ 10
Aggregate offering proceeds received		67,600,000
Offering of common stock		$ 27,298,507	$ 27,662,471	$ 12,595,865		$ 200,000,000
Percentage of ownership in multi-tenant building		100.00%
Office Building		3
Multifamily development projects		6
Development properties, number of projects completed		1
Development properties, number of projects at various stages of completion		5
Project completion date							First quarter of 2013	Third quarter of 2014

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Segment	Dec. 31, 2011
Summary Of Significant Accounting Policies [Line Items]
Interest and loan cost amortization	$ 1.2	$ 0.1
Interest and Loan cost capitalized	1.2	0.1
Cash and cash equivalents, original maturities	3 months
Acquisition fees and expense incurred	2.2	0.5
Acquisitions fees and expenses capitalized	2.1
Accumulated amortization of loan costs	0.3	0.05
Net operating loss carryforwards	$ 2.8
Net operating loss carryforwards, beginning expiration year	2030
Number of operating segments	1
Number of reportable segments	1
Stock redemption plan, obligation recording days after the end of the month	30 days
Buildings
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	39 years
Building Improvements
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	15 years

Development Joint Venture and Acquisition of Properties (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2012 REALM Patterson Place Joint Venture Unit		Dec. 31, 2012 Crescent Cool Springs Development Joint Venture Unit		Dec. 31, 2012 Circle Alexander Joint Venture Unit		Dec. 31, 2012 Aura Castle Hills Joint Venture Unit		Dec. 31, 2012 Aura Grand Corners Joint Venture Unit
Acquisitions [Line Items]
Property Name and Location				Whitehall Property Charlotte, NC	[1]	Crosstown Property Tampa, FL	[2]	Circle Alexander Village Property Charlotte, NC	[2]	Aura Castle Hills Property Lewisville,TX	[2]	Aura Grand Corner Property Katy, TX	[2]
Type				Class A Multifamily Development	[1]	Class A Multifamily Development	[2]	Class A Multifamily Development	[2]	Class A Multifamily Development	[2]	Class A Multifamily Development	[2]
Date Acquired				Feb 24, 2012	[1]	Mar 27, 2012	[2]	Nov 27, 2012	[2]	Nov 30, 2012	[2]	Dec 20, 2012	[2]
Ownership Interest				95.00%	[1],[3]	60.00%	[2],[3]	60.00%	[2],[3]	54.00%	[2],[3]	90.00%	[2],[3]
Number of Units Upon Completion				298	[1]	344	[2]	320	[2]	316	[2]	291	[2]
Development Budget	$ 167.1	[4]		$ 29.7	[1],[4]	$ 37.1	[2],[4]	$ 33.6	[2],[4]	$ 34.9	[2],[4]	$ 31.8	[2],[4]
Equity Commitment by Company	33.5	[5]	13.9	7.1	[1],[5]	6.2	[2],[5]	5.2	[2],[5]	5.7	[2],[5]	9.3	[2],[5]
Mortgage/ Construction Loan	$ 119.9		$ 32.6	$ 22.3	[1]	$ 26.7	[2]	$ 25	[2]	$ 24.4	[2]	$ 21.5	[2]

[1]	Construction is scheduled to be completed in the second quarter of 2013. The purchase price of the land related to the Whitehall Property was $2.9 million.
[2]	The following presents information on the Company's other multifamily properties that were under development as of December 31, 2012: Name Purchase Price of Land (in millions) Development Budget (in millions) Estimated Completion Date Crosstown Property $ 4.4 $ 37.1 Q4 2013 Circle Alexander Village Property 2.4 33.6 Q2 2014 Aura Castle Hills Property 4.5 34.9 Q2 2014 Aura Grand Corner Property 3.0 31.8 Q3 2014 $ 14.3 $ 137.4
[3]	In accordance with the joint venture agreements, operating cash flow will generally be distributed to the Company and the co-venture partner on a pro rata basis. Proceeds from a capital event, such as a sale of the properties, will be distributed pro rata until the members receive a specified minimum return on their invested capital and the return of their invested capital; thereafter, the co-venture partner will receive a disproportionately higher share of any remaining sale proceeds at varying levels based on the Company having received certain minimum threshold returns.
[4]	The development budgets of the multifamily development properties include the cost of the land, construction costs, development fees, financing costs, start-up costs and initial operating deficits of the respective properties. An affiliate of each co-venture partner serves as developer of the respective development project and coordinates and supervises the management and administration of the development and construction. Each developer is responsible for any cost overruns beyond the approved development budget for the applicable project and an affiliate of each co-venture partner is providing a one year construction warranty for the applicable projects.
[5]	Equity commitment by Company excludes amounts to be funded by the Company's co-venture partners. As of December 31, 2012, the Company had funded approximately $30.0 million of its equity commitments.

Development Joint Venture and Acquisition of Properties (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012
Acquisitions [Line Items]
Construction Warranty Period	1 year
Equity commitments funded	$ 30
Development Budget	167.1	[1]
Other Real Estate Owned Assets Multifamily
Acquisitions [Line Items]
Purchase Price of Land	14.3
Development Budget	137.4
REALM Patterson Place Joint Venture
Acquisitions [Line Items]
Purchase Price of Land	2.9
Estimated Completion Date	Second quarter of 2013
Development Budget	29.7	[1],[2]
Crescent Cool Springs Development Joint Venture
Acquisitions [Line Items]
Development Budget	37.1	[1],[3]
Crescent Cool Springs Development Joint Venture | Other Real Estate Owned Assets Multifamily
Acquisitions [Line Items]
Purchase Price of Land	4.4
Estimated Completion Date	Q4 2013
Development Budget	37.1
Circle Alexander Joint Venture
Acquisitions [Line Items]
Development Budget	33.6	[1],[3]
Circle Alexander Joint Venture | Other Real Estate Owned Assets Multifamily
Acquisitions [Line Items]
Purchase Price of Land	2.4
Estimated Completion Date	Q2 2014
Development Budget	33.6
Aura Castle Hills Joint Venture
Acquisitions [Line Items]
Development Budget	34.9	[1],[3]
Aura Castle Hills Joint Venture | Other Real Estate Owned Assets Multifamily
Acquisitions [Line Items]
Purchase Price of Land	4.5
Estimated Completion Date	Q2 2014
Development Budget	34.9
Aura Grand Corners Joint Venture
Acquisitions [Line Items]
Development Budget	31.8	[1],[3]
Aura Grand Corners Joint Venture | Other Real Estate Owned Assets Multifamily
Acquisitions [Line Items]
Purchase Price of Land	3
Estimated Completion Date	Q3 2014
Development Budget	$ 31.8

[1]	The development budgets of the multifamily development properties include the cost of the land, construction costs, development fees, financing costs, start-up costs and initial operating deficits of the respective properties. An affiliate of each co-venture partner serves as developer of the respective development project and coordinates and supervises the management and administration of the development and construction. Each developer is responsible for any cost overruns beyond the approved development budget for the applicable project and an affiliate of each co-venture partner is providing a one year construction warranty for the applicable projects.
[2]	Construction is scheduled to be completed in the second quarter of 2013. The purchase price of the land related to the Whitehall Property was $2.9 million.
[3]	The following presents information on the Company's other multifamily properties that were under development as of December 31, 2012: Name Purchase Price of Land (in millions) Development Budget (in millions) Estimated Completion Date Crosstown Property $ 4.4 $ 37.1 Q4 2013 Circle Alexander Village Property 2.4 33.6 Q2 2014 Aura Castle Hills Property 4.5 34.9 Q2 2014 Aura Grand Corner Property 3.0 31.8 Q3 2014 $ 14.3 $ 137.4

Development Joint Venture and Acquisition of Real Estate Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2011 Long Point Property Unit		Dec. 31, 2011 Gwinnett Center sqft
Acquired Tangible Assets [Line Items]
Property Name and Location				Long Point Property Mount Pleasant, SC	[1]	Gwinnett Center Duluth, GA	[2]
Type				Class A Multifamily Development	[1]	Multi-tenant three building office complex	[2]
Date Acquired				May 20, 2011	[1]	Oct 17, 2011	[2]
Ownership Interest				95.00%	[1]	100.00%	[2]
Number of Units Upon Completion or Square Feet				258	[1]
Number of Units Upon Completion or Square Feet						263,742	[2]
Development Budget or Purchase Price	$ 167.1	[3]		$ 28.6	[1],[4]	$ 14.1	[2],[4]
Equity Commitment by Company	33.5	[5]	13.9	6.8	[1]	7.1	[2]
Mortgage/ Construction Loan	$ 119.9		$ 32.6	$ 21.4	[1]	$ 11.2	[2]

[1]	The Long Point Property became fully operational in November 2012. The purchase price of the land related to the Long Point Property was $3.6 million.
[2]	Gwinnett Center is a three office building complex that was a lender owned, or "REO" property, which the Company was able to acquire at a substantial discount to its replacement cost. Due to continuing trends and favorable market conditions in multifamily development, and the Company's increasing focus on multifamily development, the Company decided to pursue a potential sale of the Gwinnett Center during the second quarter of 2013; therefore, Gwinnett Center has been classified as held for sale, and its operating results presented as discontinued operations in the accompanying financial statements.
[3]	The development budgets of the multifamily development properties include the cost of the land, construction costs, development fees, financing costs, start-up costs and initial operating deficits of the respective properties. An affiliate of each co-venture partner serves as developer of the respective development project and coordinates and supervises the management and administration of the development and construction. Each developer is responsible for any cost overruns beyond the approved development budget for the applicable project and an affiliate of each co-venture partner is providing a one year construction warranty for the applicable projects.
[4]	The development budget of the multifamily development property includes the cost of the land, construction costs, development fees, financing costs, start-up costs and initial operating deficits of the property. An affiliate of the co-venture partner serves as developer of the development project and coordinates and supervises the management and administration of the development and construction. The developer is responsible for any cost overruns beyond the approved development budget for the project and an affiliate of the co-venture partner is providing a one year construction warranty for the project.
[5]	Equity commitment by Company excludes amounts to be funded by the Company's co-venture partners. As of December 31, 2012, the Company had funded approximately $30.0 million of its equity commitments.

Development Joint Venture and Acquisition of Real Estate Assets (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Acquired Tangible Assets [Line Items]
Office Building	3
Long Point Property
Acquired Tangible Assets [Line Items]
Purchase Price of Land	$ 3.6
Gwinnett Center
Acquired Tangible Assets [Line Items]
Office Building	3

Allocation of Purchase Price (Detail) (Gwinnett Center, USD $)	Dec. 31, 2012
Gwinnett Center
Assets
Land and land improvements	$ 3,020,000
Buildings and improvements	7,930,000
Tenant improvements	220,000
Lease intangibles	2,930,000 [1]
Liabilities
Security deposits	(114,806)
Net assets acquired	$ 13,985,194

[1]	The weighted-average amortization period on the acquired lease intangibles as of the acquisition date was 2.6 years

Allocation of Purchase Price (Parenthetical) (Detail) (Lease Intangibles)	12 Months Ended
Dec. 31, 2012
Lease Intangibles
Business Acquisition [Line Items]
Weighted average amortization period on the acquired lease intangibles	2 years 7 months 6 days

Variable Interest Entities - Additional Information (Detail) (Variable Interest Entity)	Dec. 31, 2012 Entity
Variable Interest Entity
Variable Interest Entity [Line Items]
Number of multifamily development joint ventures	6

Schedule of Real Estate Assets (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Operating real estate assets:
Land and land improvements	$ 7,929,051
Buildings and improvements	26,507,235
Furniture, fixtures and equipment	3,680,334
Less: accumulated depreciation	(472,614)
Total operating real estate assets, net	37,644,006
Construction in process, including land	47,097,915	8,952,920
Total real estate, net	$ 84,741,921	$ 8,952,920

Real Estate Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Real Estate Properties [Line Items]
Depreciation expense	$ 0.5	$ 0

Real Estate Held for Sale (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Long Lived Assets Held-for-sale [Line Items]
Less: accumulated depreciation and amortization	$ (400,692)	$ (48,304)
Operating real estate held for sale	11,382,298	11,126,217
Lease intangibles, net	1,643,482	2,731,323
Deferred rent	121,789
Other liabilities	(41,968)	(61,280)
Total real estate held for sale	13,225,739	13,817,701
Land and Land Improvements
Long Lived Assets Held-for-sale [Line Items]
Operating real estate held for sale	3,034,189	3,020,000
Building and Building Improvements
Long Lived Assets Held-for-sale [Line Items]
Operating real estate held for sale	7,996,278	7,930,000
Tenant Improvements
Long Lived Assets Held-for-sale [Line Items]
Operating real estate held for sale	514,128	224,521
Furniture Fixture and Equipment
Long Lived Assets Held-for-sale [Line Items]
Operating real estate held for sale	238,395
Real Estate Held For Sale
Long Lived Assets Held-for-sale [Line Items]
Deferred rent	$ 241,927	$ 21,441

Loss from Discontinued Operations (Detail) (USD $)	3 Months Ended					12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Discontinued Operations [Line Items]
Revenues						$ 1,936,607	$ 391,714
Expenses						(1,531,304)	(744,856)
Depreciation and amortization						(1,546,607)	(292,548)
Loss from discontinued operations	$ (161,466)	$ (303,702)	$ (327,912)	$ (348,224)	$ (645,690)	$ (1,141,304)	$ (645,690)

Details of Indebtedness (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Long Point Property		Dec. 31, 2012 Long Point Property Construction Loans		Dec. 31, 2012 Long Point Property Minimum Construction Loans		Dec. 31, 2011 Gwinnett Center		Dec. 31, 2012 Gwinnett Center Mortgages		Dec. 31, 2012 Whitehall Development Charlotte NC Construction Loans		Dec. 31, 2012 Crosstown Development Tampa FL	Dec. 31, 2012 Crosstown Development Tampa FL Construction Loans		Dec. 31, 2012 Circle Alexander Property	Dec. 31, 2012 Circle Alexander Property Construction Loans		Dec. 31, 2012 Aura Castle Hills Property	Dec. 31, 2012 Aura Castle Hills Property Construction Loans		Dec. 31, 2012 Aura Grand Corners Property	Dec. 31, 2012 Aura Grand Corners Property Construction Loans		Dec. 31, 2012 LIBOR	Dec. 31, 2012 LIBOR Long Point Property Construction Loans		Dec. 31, 2012 LIBOR Gwinnett Center Mortgages		Dec. 31, 2012 LIBOR Whitehall Development Charlotte NC Construction Loans		Dec. 31, 2012 LIBOR Crosstown Development Tampa FL Construction Loans		Dec. 31, 2012 LIBOR Circle Alexander Property Construction Loans		Dec. 31, 2012 LIBOR Aura Castle Hills Property Construction Loans		Dec. 31, 2012 LIBOR Aura Grand Corners Property Construction Loans
Debt Instrument [Line Items]
Outstanding Principal Balance	$ 44,500,000				$ 21,200,000	[1],[2],[3]					$ 7,700,000	[4],[5]	$ 12,200,000	[1],[6],[7]		$ 3,400,000	[1],[8],[9]
Interest Rate					LIBOR plus 2.5%, adjusted monthly, with an all-in interest rate floor of 3.25% per annum	[1],[2]					Variable adjusted to the greater of (i) 4.95% or (ii) LIBOR+ 3.50% per annum	[4]	LIBOR+ 2.25% per annum, adjusted monthly	[1],[6]		LIBOR plus 2.5%, adjusted monthly	[1],[8]		LIBOR plus 2.5%, adjusted monthly	[1],[10]		LIBOR plus 2.6%, adjusted monthly	[1],[11],[12]		Lender’s prime rate or LIBOR plus 2.75%, adjusted monthly	[1],[13]
Interest Rate, percentage plus base rate											4.95%	[4]															3.50%	2.50%	[1],[2]	3.50%	[4]	2.25%	[1],[6]	2.50%	[1],[8]	2.50%	[1],[10]	2.60%	[1],[12]	2.75%	[1],[13]
Interest Rate, floor	4.20%						3.25%	[1],[2]
Payment Terms					Monthly interest only payments through 5/20/14. If extended, then P&I monthly installments calculated based on a 30-year amortization	[1],[2]					Monthly interest only payments through 10/17/14. If extended for 2 years, then monthly installments of $17,050 P&I, until maturity.	[4]	Monthly interest only payments through 2/24/15. If extended, then P&I monthly installments calculated based on a 30-year amortization	[1],[6]		Monthly interest only payments through 3/27/15. If extended, then P&I monthly installments calculated based on a 30-year amortization	[1],[8]		Monthly interest only payments through 11/27/15. If extended, then P&I monthly installments calculated based on a 30-year amortization	[1],[10]		Monthly interest only payments through 11/30/15. If extended, then P&I monthly installments calculated based on a 30-year amortization	[1],[12]		Monthly interest only payments through 12/20/15. If extended, then P&I monthly installments calculated based on a 30-year amortization	[1],[13]
P&I monthly installments, amortization period					30 years	[1],[2]										30 years	[1],[8]		30 years	[1],[10]		30 years	[1],[12]
Debt instrument, extension period											2 years	[4]	12 months	[1],[6]		12 months	[1],[8]		12 months	[1],[10]		12 months	[1],[12]		12 months	[1],[13]
Debt instrument, monthly installment											17,050	[4]
Maturity Date Description					5/20/2014 (plus two additional 12-month extensions)	[1],[14],[2]					10/17/2014 (plus one additional 24- month extension)	[1],[14],[4]	2/24/2015 (plus two additional 12-month extensions)	[1],[14],[6]		3/27/2015(plus two additional 12-month extensions)	[1],[14],[8]		11/27/2015(plus two additional 12-month extensions)	[1],[10],[14]		11/30/15 (plus two additional 12 - month extensions)	[1],[12],[14]		12/20/15 (plus two additional 12 - month extensions)	[1],[13],[14]
Maturity Date					May 20, 2014	[1],[2]					Oct 17, 2014	[4]	Feb 24, 2015	[1],[6]		Mar 27, 2015	[1],[8]		Nov 27, 2015	[1],[10]		Nov 30, 2015	[1],[12]		Dec 20, 2015	[1],[13]
Number of Times Loan can be Extended					2	[1],[2]					1	[4]	2	[1],[6]		2	[1],[8]		2	[1],[10]		2	[1],[12]		2	[1],[13]
Collateral	96,100,000				28,800,000	[1],[2]					11,400,000	[4]	23,600,000	[1],[6]		16,500,000	[1],[8]		4,100,000	[1],[10]		7,000,000	[1],[12]		4,700,000	[1],[13]
Construction loan aggregate principal amount	$ 119,900,000	$ 32,600,000	$ 21,400,000	[15]					$ 11,200,000	[16]	$ 11,200,000				$ 26,700,000			$ 25,000,000			$ 24,400,000			$ 21,500,000

[1]	The borrower is the joint venture formed to acquire and develop each Property. The construction loan is recourse against each respective joint venture.
[2]	Principals of an affiliate of the Company's co-venture partner have guaranteed the full amount of the loan. The loan may be prepaid in whole, but not in part, without penalty.
[3]	The principal amount available for construction draws under the loan is $21.4 million.
[4]	The borrower is a subsidiary of the Company's operating partnership. The loan may be prepaid in full or in part at any time without penalty.
[5]	The total principal amount of the loan available for borrowing is $11.2 million. At the closing of the acquisition of Gwinnett Center, a portion of the purchase price was funded from a $7.0 million draw on the loan. The remaining funds available under the loan of approximately $3.5 million are expected to be used to fund capital improvements and future leasing commissions and tenant improvements for leases meeting certain requirements.
[6]	Certain affiliates of the Company's co-venture partner have guaranteed the loan, subject to their liability being reduced (i) to 50% at the time a certificate of occupancy for the project is issued and (ii) thereafter to 30% upon certain debt covenants of the loan being achieved. The loan may be prepaid in whole, but not in part, without penalty.
[7]	The principal amount available for certain development costs and construction costs under the loan is $22.3 million.
[8]	Certain affiliates of the Company's co-venture partner have provided the lender with a completion guaranty for the project and a 50% repayment guarantee for the principal amount of the loan. During the term of the construction loan, the repayment guarantee may be reduced to between 35% and 15% of the principal amount of the loan if certain conditions are met. The loan may be prepaid in whole, but not in part, without penalty.
[9]	The principal amount available for certain development costs and construction costs under the loan is $26.7 million.
[10]	The loan may be prepaid in full or in part at any time without fee, premium or penalty. Loan extensions are subject to certain conditions and the payment of a loan extension fee. The construction loan requires commencement of construction within 90 days, and completion within two years of the closing of the construction loan. The loan is secured by the Circle Alexander Property and all improvements constructed thereon. Certain affiliates of the Company's co-venture partner have provided the lender with completion and repayment guarantees.
[11]	The interest rate is subject to reduction to the greater of (i) 4.20% or (ii) LIBOR plus 3.50% per annum if a minimum debt service coverage ratio is attained. The interest rate is also subject to an increase of 0.30% if the Company maintains less than $0.8 million in a deposit account with the lender.
[12]	With advance notice, the loan may be prepaid in full or in part, subject to required break funding payments. Loan extensions are subject to certain conditions and the payment of a fee. The construction loan is secured by the Aura Castle Hills Property and all improvements constructed thereon. An affiliate of the Company's co-venture partner has provided the lender with completion and repayment guarantees.
[13]	With advance notice, the loan may be prepaid in full or in part, but not without penalty. Loan extensions are subject to certain conditions and the payment of a fee. The construction loan is secured by the Aura Grand Corner Property and all improvements constructed thereon. An affiliate of the Company's co-venture partner has provided the lender with completion and repayment guarantees.
[14]	Represents the initial maturity date. The maturity date may be extended beyond the date shown.
[15]	The Long Point Property became fully operational in November 2012. The purchase price of the land related to the Long Point Property was $3.6 million.
[16]	Gwinnett Center is a three office building complex that was a lender owned, or "REO" property, which the Company was able to acquire at a substantial discount to its replacement cost. Due to continuing trends and favorable market conditions in multifamily development, and the Company's increasing focus on multifamily development, the Company decided to pursue a potential sale of the Gwinnett Center during the second quarter of 2013; therefore, Gwinnett Center has been classified as held for sale, and its operating results presented as discontinued operations in the accompanying financial statements.

Details of Indebtedness (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Construction loan aggregate principal amount	$ 119.9		$ 32.6
Debt instrument interest rate stated percentage	4.20%
Liability reduced at the time certificate of occupancy for the project issued	50.00%
Liability reduced at time loan achieved	30.00%
Repayment guarantee reduce	50.00%
LIBOR
Debt Instrument [Line Items]
Interest rate spread over LIBOR	3.50%
Long Point Property
Debt Instrument [Line Items]
Construction loan maximum borrowing capacity	21.4
Construction loan aggregate principal amount			21.4	[1]
Gwinnett Center
Debt Instrument [Line Items]
Construction loan aggregate principal amount			11.2	[2]
Crosstown Development Tampa FL
Debt Instrument [Line Items]
Construction loan aggregate principal amount	26.7
Circle Alexander Property
Debt Instrument [Line Items]
Construction loan aggregate principal amount	25
Aura Castle Hills Property
Debt Instrument [Line Items]
Construction loan aggregate principal amount	24.4
Aura Grand Corners Property
Debt Instrument [Line Items]
Construction loan aggregate principal amount	21.5
Maximum
Debt Instrument [Line Items]
Repayment guarantee reduce	35.00%
Minimum
Debt Instrument [Line Items]
Repayment guarantee reduce	15.00%
Construction Loans | Long Point Property | LIBOR
Debt Instrument [Line Items]
Interest rate spread over LIBOR	2.50%	[3],[4]
Construction Loans | Whitehall Development Charlotte NC | LIBOR
Debt Instrument [Line Items]
Interest rate spread over LIBOR	2.25%	[3],[5]
Construction Loans | Crosstown Development Tampa FL | LIBOR
Debt Instrument [Line Items]
Interest rate spread over LIBOR	2.50%	[3],[6]
Construction Loans | Circle Alexander Property
Debt Instrument [Line Items]
Debt agreement, required construction commencement period	90 days
Debt agreement, required construction completion period	2 years
Construction Loans | Circle Alexander Property | LIBOR
Debt Instrument [Line Items]
Interest rate spread over LIBOR	2.50%	[3],[7]
Construction Loans | Aura Castle Hills Property | LIBOR
Debt Instrument [Line Items]
Interest rate spread over LIBOR	2.60%	[3],[8]
Construction Loans | Aura Grand Corners Property | LIBOR
Debt Instrument [Line Items]
Interest rate spread over LIBOR	2.75%	[3],[9]
Construction Loans | Minimum | Long Point Property
Debt Instrument [Line Items]
Debt instrument interest rate stated percentage	3.25%	[3],[4]
Mortgages | Gwinnett Center
Debt Instrument [Line Items]
Construction loan aggregate principal amount	11.2
Debt funded at closing	7
Loan, remaining funds available	3.5
Interest rate spread over LIBOR	4.95%	[10]
Mortgages | Gwinnett Center | LIBOR
Debt Instrument [Line Items]
Interest rate spread over LIBOR	3.50%	[10]
If the Company maintains less than $0.8 million in a deposit account with the lender
Debt Instrument [Line Items]
Debt instrument, interest rate increase	0.30%
Cost | Whitehall Development Charlotte NC
Debt Instrument [Line Items]
Construction loan aggregate principal amount	$ 22.3

[1]	The Long Point Property became fully operational in November 2012. The purchase price of the land related to the Long Point Property was $3.6 million.
[2]	Gwinnett Center is a three office building complex that was a lender owned, or "REO" property, which the Company was able to acquire at a substantial discount to its replacement cost. Due to continuing trends and favorable market conditions in multifamily development, and the Company's increasing focus on multifamily development, the Company decided to pursue a potential sale of the Gwinnett Center during the second quarter of 2013; therefore, Gwinnett Center has been classified as held for sale, and its operating results presented as discontinued operations in the accompanying financial statements.
[3]	The borrower is the joint venture formed to acquire and develop each Property. The construction loan is recourse against each respective joint venture.
[4]	Principals of an affiliate of the Company's co-venture partner have guaranteed the full amount of the loan. The loan may be prepaid in whole, but not in part, without penalty.
[5]	Certain affiliates of the Company's co-venture partner have guaranteed the loan, subject to their liability being reduced (i) to 50% at the time a certificate of occupancy for the project is issued and (ii) thereafter to 30% upon certain debt covenants of the loan being achieved. The loan may be prepaid in whole, but not in part, without penalty.
[6]	Certain affiliates of the Company's co-venture partner have provided the lender with a completion guaranty for the project and a 50% repayment guarantee for the principal amount of the loan. During the term of the construction loan, the repayment guarantee may be reduced to between 35% and 15% of the principal amount of the loan if certain conditions are met. The loan may be prepaid in whole, but not in part, without penalty.
[7]	The loan may be prepaid in full or in part at any time without fee, premium or penalty. Loan extensions are subject to certain conditions and the payment of a loan extension fee. The construction loan requires commencement of construction within 90 days, and completion within two years of the closing of the construction loan. The loan is secured by the Circle Alexander Property and all improvements constructed thereon. Certain affiliates of the Company's co-venture partner have provided the lender with completion and repayment guarantees.
[8]	With advance notice, the loan may be prepaid in full or in part, subject to required break funding payments. Loan extensions are subject to certain conditions and the payment of a fee. The construction loan is secured by the Aura Castle Hills Property and all improvements constructed thereon. An affiliate of the Company's co-venture partner has provided the lender with completion and repayment guarantees.
[9]	With advance notice, the loan may be prepaid in full or in part, but not without penalty. Loan extensions are subject to certain conditions and the payment of a fee. The construction loan is secured by the Aura Grand Corner Property and all improvements constructed thereon. An affiliate of the Company's co-venture partner has provided the lender with completion and repayment guarantees.
[10]	The borrower is a subsidiary of the Company's operating partnership. The loan may be prepaid in full or in part at any time without penalty.

Aggregate Amount of Indebtedness at Maturities (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Indebtedness [Line Items]
2013
2014	28,972,744
2015	15,506,906
2016
2017
Thereafter
Long-term Debt	$ 44,479,650	$ 7,200,000

Indebtedness - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Indebtedness [Line Items]
Fair market value of debt	$ 44,900,000	$ 7,200,000
Carrying value of debt	$ 44,479,650	$ 7,200,000

Related Party Arrangements - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Selling commissions of gross offering proceeds for shares sold	7.00%
Marketing support fees of gross offering proceeds for shares sold	3.00%
Investment services fees of purchase price of properties	1.85%
Asset management fee of real estate asset value	0.08%
Financing coordination fee of the gross amount of refinancing	1.00%
Cumulative, noncompounded annual return on invested capital	6.00%
Property management fees of gross revenues	4.50%
Rate of average investment asset in operating expense		2.00%
Rate of net income in operating expense		25.00%
Operating expenses in excess of Limitation justified	$ 800,000	$ 1,200,000
Exceeding Limitation expense of Offering costs	15.00%
Future Offering proceeds recognized by the Company if within Limitation	15.00%
Maximum percentage of gross proceeds of offering as organizational and offering costs liability	15.00%
Advisor
Related Party Transaction [Line Items]
Operating expenses in excess of Limitation justified	7,600,000
CNL Capital Markets Corporation
Related Party Transaction [Line Items]
Initial set-up fee	4.57
Annual maintenance fee	$ 19.2
Real Estate Properties
Related Party Transaction [Line Items]
Percentage of selling price of properties	1.00%
Other Assets
Related Party Transaction [Line Items]
Percentage of selling price of properties	1.00%

Schedule of Incurred Fees Due to Managing Dealer in Connection with its Offering (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Selling commissions	$ 1,880,621	$ 1,907,808	$ 847,768
Marketing support fees	805,980	820,946	363,329
Total	$ 2,686,601	$ 2,728,754	$ 1,211,097

Schedule Fees and Reimbursable Expenses due to Advisor its Affiliates and Other Related Parties (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule of fees and reimbursable expenses due to advisor, its affiliates or other related parties
Reimbursable Offering Costs	$ 1,367,328		$ 1,387,900		$ 629,794
Operating and acquisition expenses	1,219,297		844,302		1,274,399
Reimbursable expenses	2,586,625		2,232,202		1,904,193
Investment services fees	1,994,830	[1]	708,447	[1]
Aggregate Expenses Incurred on Advisor	5,095,890		3,002,909		1,904,193
Reimbursable Expense
Schedule of fees and reimbursable expenses due to advisor, its affiliates or other related parties
Asset management fees	444,674	[1]	49,980	[1]
Property management fees	$ 69,761	[2]	$ 12,280	[2]

[1]	For the years ended December 31, 2012 and 2011, approximately $2.0 million and $0.4 million, respectively, of the investment services fees and approximately $0.2 million and $0.03 million respectively, of asset management fees incurred by the Company above were capitalized as part of the cost of development properties. In addition, for the years ended December 31, 2012 and 2011, approximately $0 million and $0.3 million, respectively, in investment services fees and approximately $0.1 million and $0.02 million, respectively, in asset management fees relating to Gwinnett Center are included in loss from discontinued operations for the applicable period.
[2]	For the years ended December 31, 2012 and 2011, approximately $0.07 million and $0.01 million, respectively, in property management fees relating to Gwinnett Center are included in loss from discontinued operations for the applicable period.

Schedule Fees and Reimbursable Expenses due to Advisor its Affiliates and Other Related Parties (Parenthetical) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Related Party Transaction [Line Items]
Investment services fees capitalized	$ 2,000,000		$ 400,000
Capitalized amount of asset management fees	200,000		30,000
Investment services fees	1,994,830	[1]	708,447	[1]
Income Loss From Discontinued Operations Net Of Tax [Member] | Gwinnett Center
Related Party Transaction [Line Items]
Investment services fees	0		300,000
Asset management fees	100,000		20,000
Property management fees	$ 70,000		$ 10,000

[1]	For the years ended December 31, 2012 and 2011, approximately $2.0 million and $0.4 million, respectively, of the investment services fees and approximately $0.2 million and $0.03 million respectively, of asset management fees incurred by the Company above were capitalized as part of the cost of development properties. In addition, for the years ended December 31, 2012 and 2011, approximately $0 million and $0.3 million, respectively, in investment services fees and approximately $0.1 million and $0.02 million, respectively, in asset management fees relating to Gwinnett Center are included in loss from discontinued operations for the applicable period.

Schedule of Fees and Reimbursable Costs and Expenses Described (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Selling commission due to related party	$ 52,207	$ 48,314
Marketing and supporting fees due to related party	22,375	20,706
Total Due to Managing Dealer	74,582	69,020
Property management fees	57,046
Reimbursable offering costs due related party	37,569	35,343
Reimbursable Offering Expenses Due Related Party	1,010,613	713,026
Aggregate Due to Advisor	1,048,182	748,369
Due to related parties	$ 1,179,810	$ 817,389

Stockholders Equity - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended
	Oct. 31, 2012	Jun. 24, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2013 Common Stock Redemption	Dec. 31, 2012 Share Redemption Program	Dec. 31, 2012 Share Redemption Program If the Company maintains less than $0.8 million in a deposit account with the lender	Dec. 31, 2012 Share Redemption Program Stockholders who have owned their shares for at least four years	Dec. 31, 2012 Share Redemption Program Minimum	Dec. 31, 2012 Share Redemption Program Maximum
Stockholders Equity [Line Items]
Proceeds from initial public offering			$ 67,600,000
Maximum offering costs as percentage of gross offering proceeds			15.00%
Stock issuance and other offering costs			4,100,000	4,100,000	1,800,000
Stock distribution per share	$ 0.006666667	$ 0.000219178
Annualized rate of share	$ 0.08	$ 0.08
Common stock distributions declared			472,462	223,892	33,416
Redeemable shares percentage										25.00%	100.00%
Proceeds from public offering used for redemptions of shares							100,000
Maximum percentage of weighted average number of shares redeemable							5.00%
Percentage of redemption Price per share								92.50%	100.00%
Redemption of common stock, share			65,046
Redemption of common stock, value of share			600,000
Payment for redemptions of common stock						$ 500,000

Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Commitments and Contingencies Disclosure [Line Items]
Company's Commitment to fund	$ 111.4

Concentration of Credit Risk - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012 Customer	Dec. 31, 2011 Customer	Dec. 31, 2012 Medical Business Service Incorporated	Dec. 31, 2011 Medical Business Service Incorporated	Dec. 31, 2013 Medical Business Service Incorporated Maximum Rental Income Scenario, Forecast [Member]	Dec. 31, 2012 Devry Incorporated	Dec. 31, 2011 Devry Incorporated	Dec. 31, 2013 Devry Incorporated Maximum Rental Income Scenario, Forecast [Member]
Counterparty Credit Concentration Risk [Line Items]
Number of tenants that account more than 10% of rental revenue	2	2
Percentage of Rental income from operating leases			11.30%	19.60%		4.20%	10.20%
Estimated Percentage of Rental income from operating leases					5.00%			5.00%

Selected Quarterly Financial Data (Detail) (USD $)	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Quarterly Financial Data [Line Items]
Revenues from continuing operations	$ 878,673		$ 476,997		$ 30,556												$ 1,386,226
Income (loss) from continuing operations attributable to noncontrolling interests	6,330		(6,136)		(11,136)		(1,593)										(12,535)
Loss from continuing operations attributable to common stockholders	(311,359)		(477,662)		(710,880)		(482,747)		(333,297)		(442,097)		(309,574)		(278,593)		(1,982,648)		(1,363,561)
Loss from discontinued operations	(161,466)		(303,702)		(327,912)		(348,224)		(645,690)								(1,141,304)		(645,690)
Net loss attributable to common stockholders	$ (472,825)		$ (781,364)		$ (1,038,792)		$ (830,971)		$ (978,987)		$ (442,097)		$ (309,574)		$ (278,593)		$ (3,123,952)		$ (2,009,251)		$ (1,402,979)
Net loss per share of common stock (basic and diluted):
Continuing operations	$ (0.04)		$ (0.07)		$ (0.11)		$ (0.09)		$ (0.07)		$ (0.11)		$ (0.09)		$ (0.1)		$ (0.3)		$ (0.36)		$ (0.78)
Discontinued operations	$ (0.02)		$ (0.04)		$ (0.05)		$ (0.06)		$ (0.14)								$ (0.17)		$ (0.17)
Weighted average number of shares of common stock outstanding (basic and diluted)	7,530,219	[1]	7,015,219	[1]	6,387,742	[1]	5,524,668	[1]	4,714,575	[1]	4,199,048	[1]	3,517,456	[1]	2,722,595	[1]	6,616,967	[1]	3,794,022	[1]	1,797,751

[1]	For purposes of determining the weighted average number of shares of common stock outstanding, stock distributions issued through August 2, 2013 are treated as if they were outstanding for the full period presented.

Subsequent Events - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			2 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 12, 2013 Offerings	Mar. 12, 2013 Stock Distribution
Subsequent Event [Line Items]
Additional proceeds on subscription				$ 10.6
Common stock distributions declared	472,462	223,892	33,416		358,669

SCHEDULE III - Real Estate and Accumulated Depreciation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2012		Jan. 31, 2012 Long Point Property		Jan. 31, 2012 Whitehall Development Charlotte NC		Jan. 31, 2012 Crosstown Development Tampa FL		Jan. 31, 2012 Circle Alexander Property		Jan. 31, 2012 Aura Castle Hills Property		Jan. 31, 2012 Aura Grand Corners Property		Jan. 31, 2012 Gwinnett Center		Dec. 31, 2012 Real Estate	Dec. 31, 2011 Real Estate	Jan. 31, 2012 Land and Land Improvements	Jan. 31, 2012 Land and Land Improvements Long Point Property		Jan. 31, 2012 Land and Land Improvements Whitehall Development Charlotte NC		Jan. 31, 2012 Land and Land Improvements Gwinnett Center	Jan. 31, 2012 Building and Building Improvements	Jan. 31, 2012 Building and Building Improvements Long Point Property		Jan. 31, 2012 Building and Building Improvements Whitehall Development Charlotte NC		Jan. 31, 2012 Building and Building Improvements Gwinnett Center	Jan. 31, 2012 Tenant Improvements	Jan. 31, 2012 Tenant Improvements Gwinnett Center	Jan. 31, 2012 Construction in Progress	Jan. 31, 2012 Construction in Progress Long Point Property		Jan. 31, 2012 Construction in Progress Whitehall Development Charlotte NC		Jan. 31, 2012 Construction in Progress Crosstown Development Tampa FL		Jan. 31, 2012 Construction in Progress Circle Alexander Property		Jan. 31, 2012 Construction in Progress Aura Castle Hills Property		Jan. 31, 2012 Construction in Progress Aura Grand Corners Property		Jan. 31, 2012 Construction in Progress Gwinnett Center
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances			$ 44,480		$ 21,244	[1]	$ 12,150	[1]	$ 3,355	[1]			$ 1	[1]	$ 1	[1]	$ 7,729
Land & Land Improvements			23,726	[2]	3,543	[1],[2]	2,887	[1],[2]	4,372	[1],[2]	2,435	[1],[2]	4,470	[1],[2]	2,999	[1],[2]	3,020	[2]
Buildings & Building Improvements			7,930														7,930
Tenant Improvements			220														220
Costs Capitalized Subsequent to Acquisition																					3,623	2,604	[1]	1,005	[1]	14	26,573	20,856	[1]	5,651	[1]	66	294	294	30,713	8	[1]	12,618	[1]	12,177	[1]	1,665	[1]	2,549	[1]	1,686	[1]	10
Land & Land Improvements			27,349	[3]	6,147	[1],[3]	3,892	[1],[3]	4,372	[1],[3]	2,435	[1],[3]	4,470	[1],[3]	2,999	[1],[3]	3,034	[3]
Buildings & Building Improvements			34,503	[3]	20,856	[1],[3]	5,651	[1],[3]									7,996	[3]
Construction in Process			30,713	[3]	8	[1],[3]	12,618	[1],[3]	12,177	[1],[3]	1,665	[1],[3]	2,549	[1],[3]	1,686	[1],[3]	10	[3]
Tenant Improvements			514	[3]													514	[3]
Total	93,079	20,127	93,079	[3]	27,011	[1],[3]	22,161	[1],[3]	16,549	[1],[3]	4,100	[1],[3]	7,019	[1],[3]	4,685	[1],[3]	11,554	[3]
Accumulated Depreciation	(646)	(48)	(646)		(277)	[1]											(369)
Date of Construction					2012	[1]
Date Acquired					May 20, 2011	[1]	Feb 24, 2012	[1]	Mar 27, 2012	[1]	Nov 27, 2012	[1]	Nov 30, 2012	[1]	Dec 20, 2012	[1]	Oct 17, 2011
Gross carrying value, Beginning Balance	20,127		93,079	[3]
2011 Acquisitions	72,952	20,127
Gross carrying value, Ending Balance	93,079	20,127	93,079	[3]	27,011	[1],[3]	22,161	[1],[3]	16,549	[1],[3]	4,100	[1],[3]	7,019	[1],[3]	4,685	[1],[3]	11,554	[3]
Accumulated depreciation, Beginning Balance	(48)		(646)
2011 Depreciation	500	0																	(598)	(48)
Accumulated depreciation, Ending Balance	$ (646)	$ (48)	$ (646)		$ (277)	[1]											$ (369)

[1]	These properties are owned through separate joint venture agreements. As these entities are consolidated, the amounts presented include 100% of the costs of the venture.
[2]	Land and land improvements, initial cost, include the purchase price of land under development which is included as a component of construction in process in the consolidated balance sheets.
[3]	The aggregate cost for federal income tax purposes is approximately $96.6 million.

SCHEDULE III - Real Estate and Accumulated Depreciation (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Aggregate cost for federal income tax purposes	96.6
Building
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule III, Real Estate and Accumulated Depreciation, Life Used for Depreciation	39 years
Building Improvements
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule III, Real Estate and Accumulated Depreciation, Life Used for Depreciation	15 years